UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Bush Street

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, 9th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 96.9%
Air Transport — 1.7%
Bristow Group, Inc.	470,468	$31,615,450
		31,615,450
Auto Parts — 3.4%
American Axle & Manufacturing Holdings, Inc.(1)	812,447	13,624,736
Dana Holding Corp.	2,644,693	50,698,765
		64,323,501
Back Office Support, HR and Consulting — 1.0%
Performant Financial Corp.(1)(2)	2,417,645	19,534,572
		19,534,572
Banks: Diversified — 9.1%
Associated Banc-Corp.	2,647,569	46,120,652
Banner Corp.	261,592	10,063,444
Boston Private Financial Holdings., Inc.	828,434	10,264,297
First Horizon National Corp.	4,646,194	57,055,262
FirstMerit Corp.	650,844	11,454,855
Hancock Holding Co.	128,180	4,108,169
Synovus Financial Corp.	850,173	20,098,090
UMB Financial Corp.	182,408	9,950,356
		169,115,125
Building Materials — 1.8%
Masonite International Corp.(1)	600,225	33,240,461
		33,240,461
Chemicals: Diversified — 1.5%
Olin Corp.	1,144,601	28,901,175
		28,901,175
Commercial Vehicles & Parts — 1.4%
Navistar International Corp.(1)	804,256	26,468,065
		26,468,065
Communications Technology — 0.5%
Plantronics, Inc.	186,082	8,890,998
		8,890,998
Computer Services, Software & Systems — 4.0%
AOL, Inc.(1)	553,129	24,863,148
CommVault Systems, Inc.(1)	166,229	8,377,942
TIBCO Software, Inc.(1)	1,752,890	41,420,791
		74,661,881
Containers & Packaging — 2.5%
Sealed Air Corp.	1,327,813	46,314,117
		46,314,117
Diversified Manufacturing Operations — 2.3%
ITT Corp.	624,664	28,072,400
TriMas Corp.(1)	578,616	14,077,727
		42,150,127
Electronic Entertainment — 2.2%
Dolby Laboratories, Inc., Class A(1)	981,124	41,001,172
		41,001,172
Financial Data & Systems — 1.2%
Euronet Worldwide, Inc.(1)	454,940	21,741,583
		21,741,583

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Health Care Management Services — 2.1%
Magellan Health, Inc.(1)		725,579	$39,710,939
			39,710,939
Health Care Services — 5.8%
Allscripts Healthcare Solutions, Inc.(1)		3,370,755	45,218,678
Healthways, Inc.(1)		530,991	8,506,476
HMS Holdings Corp.(1)		2,919,997	55,041,944
			108,767,098
Home Building — 0.9%
William Lyon Homes, Class A(1)		750,664	16,589,674
			16,589,674
Household Equipment & Products — 2.0%
Tupperware Brands Corp.		534,881	36,928,184
			36,928,184
Insurance: Life — 5.1%
StanCorp Financial Group, Inc.		851,488	53,797,012
Torchmark Corp.		775,254	40,600,052
			94,397,064
Insurance: Multi-Line — 1.4%
eHealth, Inc.(1)(2)		1,052,734	25,402,471
			25,402,471
Insurance: Property-Casualty — 7.3%
Endurance Specialty Holdings Ltd.		592,244	32,680,024
Essent Group Ltd.(1)		1,567,353	33,557,027
First American Financial Corp.		2,241,874	60,799,623
Stewart Information Services Corp.		297,194	8,722,644
			135,759,318
Leisure Time — 3.1%
SeaWorld Entertainment, Inc.		3,002,023	57,728,902
			57,728,902
Metal Fabricating — 2.0%
MRC Global, Inc.(1)		1,616,799	37,703,753
			37,703,753
Metals & Minerals: Diversified — 0.5%
Materion Corp.		302,825	9,287,643
			9,287,643
Office Supplies & Equipment — 1.3%
Avery Dennison Corp.		558,216	24,924,344
			24,924,344
Oil Well Equipment & Services — 1.1%
TETRA Technologies, Inc.(1)		1,834,551	19,849,842
			19,849,842
Oil: Crude Producers — 7.9%
Approach Resources, Inc.(1)		1,568,537	22,743,787
Laredo Petroleum, Inc.(1)		1,321,893	29,623,622
Peyto Exploration & Development Corp.	CAD	1,728,404	54,539,754
Rosetta Resources, Inc.(1)		909,288	40,517,873
			147,425,036
Pharmaceuticals — 0.9%
Impax Laboratories, Inc.(1)		455,130	10,791,132
The Medicines Co.(1)		272,597	6,084,365
			16,875,497

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2014 (unaudited)	Shares	Value
Precious Metals & Minerals — 1.8%
Horsehead Holding Corp.(1)	1,986,648	$32,839,291
		32,839,291
Real Estate Investment Trusts — 3.9%
Ares Commercial Real Estate Corp.	972,499	11,368,513
CBL & Associates Properties, Inc.	1,085,987	19,439,167
MFA Financial, Inc.	1,179,317	9,175,086
PennyMac Mortgage Investment Trust	335,922	7,198,809
Washington Prime Group, Inc.	1,426,632	24,937,528
		72,119,103
Real Estate Services — 2.1%
Jones Lang LaSalle, Inc.	311,288	39,328,126
		39,328,126
Scientific Instruments: Electrical — 0.1%
GrafTech International Ltd.(1)	248,437	1,137,842
		1,137,842
Scientific Instruments: Pollution Control — 2.6%
Clean Harbors, Inc.(1)	406,953	21,942,906
Waste Connections, Inc.	558,256	27,086,581
		49,029,487
Securities Brokerage & Services — 2.2%
Interactive Brokers Group, Inc., Class A	1,646,305	41,075,310
		41,075,310
Shipping — 0.9%
Huntington Ingalls Industries, Inc.	166,716	17,373,474
		17,373,474
Specialty Retail — 3.9%
FTD Cos., Inc.(1)(2)	1,303,940	44,477,393
Vitamin Shoppe, Inc.(1)	655,015	29,076,116
		73,553,509
Textiles, Apparel & Shoes — 0.3%
Tumi Holdings, Inc.(1)	268,876	5,471,627
		5,471,627
Utilities: Gas Distributors — 2.9%
Questar Corp.	2,404,318	53,592,248
		53,592,248
Utilities: Miscellaneous — 2.2%
Calpine Corp.(1)	1,859,696	40,355,403
		40,355,403
Total Common Stocks (Cost $1,547,511,327)		1,805,183,412

	Principal Amount	Value
Repurchase Agreements — 3.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $60,611,000, due 10/1/2014(3)	$60,611,000	60,611,000
Total Repurchase Agreements (Cost $60,611,000)		60,611,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2014 (unaudited)	Value
Total Investments — 100.2% (Cost $1,608,122,327)	$1,865,794,412
Other Liabilities, Net — (0.2)%	(3,718,500)
Total Net Assets — 100.0%	$1,862,075,912

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	8/15/2023	$31,426,150
U.S. Treasury Note	2.50%	5/15/2024	30,401,000

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,805,183,412	$—	$—	$1,805,183,412
Repurchase Agreements	—	60,611,000	—	60,611,000

Total	$1,805,183,412	$60,611,000	$—	$1,865,794,412

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.0%
Advertising Agencies — 1.2%
The Interpublic Group of Companies, Inc.	856,015	$15,682,195
		15,682,195
Auto Parts — 1.7%
TRW Automotive Holdings Corp.(1)	216,123	21,882,454
		21,882,454
Back Office Support, HR and Consulting — 3.6%
Iron Mountain, Inc.	1,408,677	45,993,304
		45,993,304
Banks: Diversified — 5.6%
Comerica, Inc.	383,100	19,101,366
First Horizon National Corp.	1,164,105	14,295,210
KeyCorp	1,596,861	21,286,157
Zions Bancorporation	570,700	16,584,542
		71,267,275
Biotechnology — 2.2%
Charles River Laboratories International, Inc.(1)	464,100	27,725,334
		27,725,334
Building Materials — 2.1%
Owens Corning	852,530	27,067,828
		27,067,828
Chemicals: Diversified — 1.6%
Axiall Corp.	574,305	20,565,862
		20,565,862
Commercial Vehicles & Parts — 2.9%
Allison Transmission Holdings, Inc.	437,900	12,475,771
Navistar International Corp.(1)	718,540	23,647,151
		36,122,922
Computer Services, Software & Systems — 4.6%
AOL, Inc.(1)	152,550	6,857,123
Informatica Corp.(1)	692,400	23,707,776
TIBCO Software, Inc.(1)	1,162,800	27,476,964
		58,041,863
Containers & Packaging — 2.7%
Crown Holdings, Inc.(1)	385,969	17,183,340
Sealed Air Corp.	471,501	16,445,955
		33,629,295
Diversified Financial Services — 3.3%
Ameriprise Financial, Inc.	162,707	20,074,789
Raymond James Financial, Inc.	394,134	21,117,700
		41,192,489
Diversified Media — 2.8%
Liberty Media Corp., Class A(1)	197,984	9,340,885
Liberty Media Corp., Class C(1)	568,968	26,735,806
		36,076,691
Diversified Retail — 5.3%
Liberty Interactive Corp., Class A(1)	2,337,280	66,659,226
		66,659,226
Drug & Grocery Store Chains — 2.9%
GNC Holdings, Inc., Class A	955,968	37,034,200
		37,034,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2014 (unaudited)	Shares	Value
Electronic Entertainment — 2.8%
Dolby Laboratories, Inc., Class A(1)	859,580	$35,921,848
		35,921,848
Fertilizers — 1.4%
The Mosaic Co.	413,746	18,374,460
		18,374,460
Financial Data & Systems — 2.7%
Fidelity National Information Services, Inc.	614,632	34,603,782
		34,603,782
Gas Pipeline — 2.7%
Kinder Morgan Management LLC(1)	359,189	33,817,644
		33,817,644
Home Building — 2.1%
NVR, Inc.(1)	23,163	26,174,653
		26,174,653
Insurance: Multi-Line — 2.1%
Reinsurance Group of America, Inc.	167,196	13,397,415
Voya Financial, Inc.	333,035	13,021,669
		26,419,084
Insurance: Property-Casualty — 5.4%
FNF Group	1,161,260	32,213,353
XL Group PLC	1,082,461	35,905,231
		68,118,584
Leisure Time — 0.9%
SeaWorld Entertainment, Inc.	615,670	11,839,334
		11,839,334
Machinery: Engines — 0.9%
Cummins, Inc.	84,400	11,139,112
		11,139,112
Medical Equipment — 3.1%
Intuitive Surgical, Inc.(1)	84,435	38,993,772
		38,993,772
Oil Well Equipment & Services — 1.0%
Rowan Companies PLC, Class A	496,408	12,564,086
		12,564,086
Oil: Crude Producers — 4.2%
Concho Resources, Inc.(1)	131,454	16,483,017
Laredo Petroleum, Inc.(1)	721,600	16,171,056
Rosetta Resources, Inc.(1)	473,360	21,092,922
		53,746,995
Pharmaceuticals — 7.7%
Actavis PLC(1)	178,128	42,978,724
Cardinal Health, Inc.	280,214	20,993,633
Zoetis, Inc.	892,012	32,959,843
		96,932,200
Real Estate Investment Trusts — 5.6%
American Campus Communities, Inc.	504,079	18,373,680
Equity Commonwealth	601,100	15,454,281
Gaming and Leisure Properties, Inc.	649,805	20,078,974
Washington Prime Group, Inc.	945,900	16,534,332
		70,441,267

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2014 (unaudited)	Shares	Value
Real Estate Services — 1.4%
CBRE Group, Inc., Class A(1)	593,219	$17,642,333
		17,642,333
Rental & Leasing Services: Consumer — 0.7%
Avis Budget Group, Inc.(1)	153,700	8,436,593
		8,436,593
Scientific Instruments: Pollution Control — 3.6%
Clean Harbors, Inc.(1)	840,907	45,341,705
		45,341,705
Utilities: Electrical — 1.0%
NRG Energy, Inc.	425,600	12,972,288
		12,972,288
Utilities: Gas Distributors — 2.7%
Questar Corp.	1,529,432	34,091,039
		34,091,039
Utilities: Miscellaneous — 2.5%
Calpine Corp.(1)	1,488,912	32,309,390
		32,309,390
Total Common Stocks (Cost $1,006,478,414)		1,228,821,107

	Principal Amount	Value
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $29,993,000, due 10/1/2014(2)	$29,993,000	29,993,000
Total Repurchase Agreements (Cost $29,993,000)		29,993,000
Total Investments — 99.4%
(Cost $1,036,471,414)		1,258,814,107
Other Assets, Net — 0.6%		7,710,340
Total Net Assets — 100.0%		$1,266,524,447

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	8/15/2022	$14,792,325
U.S. Treasury Note	1.75%	5/15/2023	5,484,063
U.S. Treasury Note	2.50%	8/15/2023	10,317,150

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,228,821,107	$—	$—	$1,228,821,107
Repurchase Agreements	—	29,993,000	—	29,993,000

Total	$1,228,821,107	$29,993,000	$—	$1,258,814,107

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 95.9%
Advertising Agencies — 1.2%
The Interpublic Group of Companies, Inc.	559,900	$10,257,368
		10,257,368
Aerospace — 0.9%
Lockheed Martin Corp.	41,677	7,617,722
		7,617,722
Asset Management & Custodian — 1.7%
State Street Corp.	197,213	14,516,849
		14,516,849
Automobiles — 1.9%
General Motors Co.	494,200	15,784,748
		15,784,748
Back Office Support, HR and Consulting — 1.2%
Iron Mountain, Inc.	319,000	10,415,350
		10,415,350
Banks: Diversified — 7.9%
Citizens Financial Group, Inc.(1)	512,900	12,012,118
KeyCorp	1,378,438	18,374,579
The PNC Financial Services Group, Inc.	142,300	12,178,034
Wells Fargo & Co.	302,400	15,685,488
Zions Bancorporation	302,100	8,779,026
		67,029,245
Cable Television Services — 1.5%
DIRECTV(1)	149,200	12,908,784
		12,908,784
Cement — 1.2%
Cemex S.A.B. de C.V., ADR(1)	775,564	10,113,355
		10,113,355
Chemicals: Specialty — 1.4%
Praxair, Inc.	93,939	12,118,131
		12,118,131
Computer Services, Software & Systems — 3.7%
Microsoft Corp.	677,400	31,404,264
		31,404,264
Diversified Financial Services — 5.6%
Citigroup, Inc.	340,500	17,644,710
JPMorgan Chase & Co.	418,000	25,180,320
Raymond James Financial, Inc.	83,600	4,479,288
		47,304,318
Diversified Media — 4.0%
Twenty-First Century Fox, Inc., Class A	982,775	33,699,355
		33,699,355
Diversified Retail — 6.6%
Dollar General Corp.(1)	208,900	12,765,879
Liberty Interactive Corp., Class A(1)	1,521,721	43,399,483
		56,165,362
Drug & Grocery Store Chains — 2.2%
CVS Health Corp.	236,005	18,783,638
		18,783,638

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Fertilizers — 2.0%
The Mosaic Co.		378,415	$16,805,410
			16,805,410
Financial Data & Systems — 1.6%
Fidelity National Information Services, Inc.		237,900	13,393,770
			13,393,770
Foods — 2.4%
Mondelez International, Inc., Class A		600,500	20,576,132
			20,576,132
Gas Pipeline — 2.7%
Kinder Morgan Management LLC(1)		247,736	23,324,344
			23,324,344
Health Care Management Services — 1.0%
UnitedHealth Group, Inc.		102,222	8,816,647
			8,816,647
Home Building — 1.5%
D.R. Horton, Inc.		609,200	12,500,784
			12,500,784
Insurance: Life — 6.3%
Aflac, Inc.		365,800	21,307,850
Prudential Financial, Inc.		367,500	32,317,950
			53,625,800
Insurance: Property-Casualty — 4.3%
FNF Group		513,000	14,230,620
The Allstate Corp.		365,100	22,406,187
			36,636,807
Machinery: Engines — 1.4%
Cummins, Inc.		89,290	11,784,494
			11,784,494
Medical Equipment — 2.4%
Intuitive Surgical, Inc.(1)		44,218	20,420,757
			20,420,757
Oil: Crude Producers — 6.5%
ARC Resources Ltd.	CAD	406,690	10,730,559
Cabot Oil & Gas Corp.		320,100	10,464,069
Concho Resources, Inc.(1)		86,864	10,891,877
Occidental Petroleum Corp.		171,400	16,480,110
Southwestern Energy Co.(1)		180,193	6,297,745
			54,864,360
Oil: Integrated — 3.3%
Chevron Corp.		165,665	19,767,148
Marathon Oil Corp.		224,800	8,450,232
			28,217,380
Pharmaceuticals — 11.5%
Actavis PLC(1)		117,327	28,308,659
Merck & Co., Inc.		366,804	21,744,141
Pfizer, Inc.		892,605	26,394,330
Zoetis, Inc.		584,439	21,595,021
			98,042,151
Radio & TV Broadcasters — 0.8%
Sirius XM Holdings, Inc.(1)		1,831,400	6,391,586
			6,391,586

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2014 (unaudited)	Shares	Value
Real Estate Investment Trusts — 1.0%
Equity Commonwealth	315,700	$8,116,647
		8,116,647
Scientific Instruments: Control & Filter — 1.2%
Parker-Hannifin Corp.	91,780	10,476,687
		10,476,687
Securities Brokerage & Services — 1.2%
CME Group, Inc.	123,251	9,854,534
		9,854,534
Semiconductors & Components — 1.7%
Broadcom Corp., Class A	361,200	14,599,704
		14,599,704
Utilities: Electrical — 2.1%
NRG Energy, Inc.	583,200	17,775,936
		17,775,936
Total Common Stocks
(Cost $649,593,869)		814,342,419

	Principal Amount	Value
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $22,674,000, due 10/1/2014(2)	$22,674,000	22,674,000
Total Repurchase Agreements
(Cost $22,674,000)		22,674,000
Total Investments — 98.6%
(Cost $672,267,869)		837,016,419
Other Assets, Net — 1.4%		12,062,199
Total Net Assets — 100.0%		$849,078,618

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	5/15/2023	$23,128,438

Legend:

ADR — American Depositary Receipt.

Foreign Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$814,342,419	$—	$—	$814,342,419
Repurchase Agreements	—	22,674,000	—	22,674,000

Total	$814,342,419	$22,674,000	$—	$837,016,419

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.2%
Auto Parts — 2.7%
Dana Holding Corp.	367,723	$7,049,250
		7,049,250
Back Office Support, HR and Consulting — 6.0%
Iron Mountain, Inc.	266,400	8,697,960
Performant Financial Corp.(1)	844,353	6,822,372
		15,520,332
Banks: Diversified — 6.5%
First Horizon National Corp.	685,700	8,420,396
KeyCorp	625,400	8,336,582
		16,756,978
Building Materials — 3.5%
Owens Corning	289,400	9,188,450
		9,188,450
Computer Services, Software & Systems — 5.0%
Informatica Corp.(1)	179,400	6,142,656
Microsoft Corp.	149,600	6,935,456
		13,078,112
Containers & Packaging — 2.2%
Sealed Air Corp.	166,400	5,804,032
		5,804,032
Diversified Financial Services — 5.5%
JPMorgan Chase & Co.	139,800	8,421,552
Raymond James Financial, Inc.	107,000	5,733,060
		14,154,612
Diversified Media — 4.4%
Twenty-First Century Fox, Inc., Class A	331,500	11,367,135
		11,367,135
Diversified Retail — 6.0%
Liberty Interactive Corp., Class A(1)	545,400	15,554,808
		15,554,808
Health Care Management Services — 2.8%
Magellan Health, Inc.(1)	130,500	7,142,265
		7,142,265
Health Care Services — 7.7%
Allscripts Healthcare Solutions, Inc.(1)	684,210	9,178,677
HMS Holdings Corp.(1)	570,462	10,753,209
		19,931,886
Insurance: Multi-Line — 2.1%
eHealth, Inc.(1)	221,921	5,354,954
		5,354,954
Insurance: Property-Casualty — 9.1%
First American Financial Corp.	332,900	9,028,248
FNF Group	220,500	6,116,670
XL Group PLC	256,700	8,514,739
		23,659,657
Leisure Time — 3.5%
SeaWorld Entertainment, Inc.	466,623	8,973,160
		8,973,160

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

September 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Metal Fabricating — 2.7%
MRC Global, Inc.(1)		300,100	$6,998,332
			6,998,332
Oil: Crude Producers — 8.9%
Laredo Petroleum, Inc.(1)		309,900	6,944,859
Occidental Petroleum Corp.		83,280	8,007,372
Peyto Exploration & Development Corp.	CAD	252,680	7,973,312
			22,925,543
Oil: Integrated — 3.3%
Chevron Corp.		71,265	8,503,340
			8,503,340
Pharmaceuticals — 6.3%
Actavis PLC(1)		37,663	9,087,328
Pfizer, Inc.		246,500	7,289,005
			16,376,333
Precious Metals & Minerals — 2.8%
Horsehead Holding Corp.(1)		436,979	7,223,263
			7,223,263
Real Estate Investment Trusts — 0.4%
Gaming and Leisure Properties, Inc.		34,961	1,080,295
			1,080,295
Scientific Instruments: Pollution Control — 3.8%
Clean Harbors, Inc.(1)		181,753	9,800,122
			9,800,122
Semiconductors & Components — 2.0%
Broadcom Corp., Class A		131,200	5,303,104
			5,303,104
Total Common Stocks (Cost $256,269,183)			251,745,963

		Principal Amount	Value
Repurchase Agreements — 6.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $17,146,000, due 10/1/2014(2)		$17,146,000	17,146,000
Total Repurchase Agreements
(Cost $17,146,000)			17,146,000
Total Investments — 103.8%
(Cost $273,415,183)			268,891,963
Other Liabilities, Net — (3.8)%			(9,787,840)
Total Net Assets — 100.0%			$259,104,123

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$17,493,200

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$251,745,963	$—	$—	$251,745,963
Repurchase Agreements	—	17,146,000	—	17,146,000

Total	$251,745,963	$17,146,000	$—	$268,891,963

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

September 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 96.8%
Chemicals: Diversified — 5.6%
Sociedad Quimica y Minera de Chile S.A., ADR		9,739,295	$254,585,171
			254,585,171
Copper — 10.9%
Antofagasta PLC	GBP	7,817,555	91,375,435
First Quantum Minerals Ltd.	CAD	14,654,759	282,901,817
HudBay Minerals, Inc.		9,732,318	83,308,642
Taseko Mines Ltd.(1)(2)		23,088,769	39,250,907
			496,836,801
Fertilizers — 5.1%
The Mosaic Co.		5,149,108	228,671,886
			228,671,886
Gold — 5.6%
Goldcorp, Inc.		7,147,873	164,615,515
New Gold, Inc.(1)		17,959,646	90,696,213
			255,311,728
Metals & Minerals: Diversified — 18.1%
Compass Minerals International, Inc.(2)		1,792,435	151,066,422
Iluka Resources Ltd.(2)	AUD	25,427,294	174,986,171
Mineral Resources Ltd.(2)	AUD	16,297,475	124,142,537
Turquoise Hill Resources Ltd.(1)		99,968,675	373,882,844
			824,077,974
Oil: Crude Producers — 48.5%
Antero Resources Corp.(1)		2,701,642	148,293,129
Cabot Oil & Gas Corp.		7,546,093	246,681,780
Concho Resources, Inc.(1)		468,478	58,742,457
Denbury Resources, Inc.		10,436,922	156,866,938
Kosmos Energy Ltd.(1)		10,340,169	102,988,083
Laredo Petroleum, Inc.(1)		6,387,367	143,140,895
Noble Energy, Inc.		3,157,190	215,825,508
Oil Search Ltd.	AUD	8,995,113	70,251,001
Ophir Energy PLC(1)(2)	GBP	37,254,768	138,487,050
Painted Pony Petroleum Ltd.(1)(2)	CAD	3,157,081	35,377,800
Painted Pony Petroleum Ltd.(1)(2)(3)(4)	CAD	2,639,404	29,576,785
Peyto Exploration & Development Corp.	CAD	5,617,985	177,275,405
Range Resources Corp.		3,307,902	224,308,835
Rosetta Resources, Inc.(1)(2)		3,726,147	166,037,110
Salamander Energy PLC(1)(2)	GBP	23,609,608	38,274,720
Southwestern Energy Co.(1)		3,510,986	122,708,961
Tourmaline Oil Corp.(1)	CAD	1,896,310	84,033,988
Tullow Oil PLC	GBP	4,506,270	47,082,919
			2,205,953,364
Utilities: Miscellaneous — 3.0%
Calpine Corp.(1)		6,214,033	134,844,516
			134,844,516
Total Common Stocks
(Cost $4,548,356,121)			4,400,281,440

		Principal Amount	Value
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $83,559,000, due 10/1/2014(5)		$83,559,000	83,559,000
Total Repurchase Agreements
(Cost $83,559,000)			83,559,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

September 30, 2014 (unaudited)	Value
Total Investments — 98.6% (Cost $4,631,915,121)	$4,483,840,440
Other Assets, Net — 1.4%	63,591,899
Total Net Assets — 100.0%	$4,547,432,339

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Fair valued security.
(4)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $29,576,785, representing 0.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	7.625%	2/15/2025	$53,370,000
U.S. Treasury Bond	2.875%	5/15/2043	4,127,062
U.S. Treasury Bond	3.625%	8/15/2043	21,344,813
U.S. Treasury Note	2.50%	5/15/2024	6,393,300

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks
Other	$4,370,704,655	$—	$—	$4,370,704,655
Painted Pony Petroleum Ltd.	—	29,576,785	—	29,576,785
Repurchase Agreements	—	83,559,000	—	83,559,000

Total	$4,370,704,655	$113,135,785	$—	$4,483,840,440

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 98.4%
Advertising Agencies — 1.2%
Constant Contact, Inc.(1)	444,080	$12,052,331
		12,052,331
Aerospace — 2.8%
HEICO Corp., Class A	338,398	13,637,439
Teledyne Technologies, Inc.(1)	153,462	14,426,963
		28,064,402
Air Transport — 0.7%
Spirit Airlines, Inc.(1)	106,400	7,356,496
		7,356,496
Back Office Support, HR and Consulting — 3.4%
Huron Consulting Group, Inc.(1)	193,319	11,786,660
TriNet Group, Inc.(1)	441,800	11,376,350
TrueBlue, Inc.(1)	471,900	11,920,194
		35,083,204
Banks: Diversified — 2.1%
Customers Bancorp, Inc.(1)	556,133	9,988,149
Western Alliance Bancorp(1)	487,700	11,656,030
		21,644,179
Biotechnology — 10.9%
Amicus Therapeutics, Inc.(1)	843,934	5,021,407
Bluebird Bio, Inc.(1)	224,300	8,047,884
Chimerix, Inc.(1)	332,900	9,194,698
KYTHERA Biopharmaceuticals, Inc.(1)	196,100	6,424,236
Ligand Pharmaceuticals, Inc.(1)	283,500	13,321,665
Loxo Oncology, Inc.(1)	404,900	5,316,337
NanoString Technologies, Inc.(1)	405,100	4,431,794
Orexigen Therapeutics, Inc.(1)	1,501,185	6,395,048
Puma Biotechnology, Inc.(1)	58,175	13,878,810
Receptos, Inc.(1)	177,492	11,024,028
Revance Therapeutics, Inc.(1)	287,600	5,559,308
Sage Therapeutics, Inc.(1)	194,476	6,125,994
Ultragenyx Pharmaceutical, Inc.(1)	141,714	8,021,013
Vital Therapies, Inc.(1)	399,114	8,145,917
		110,908,139
Building Materials — 1.0%
Simpson Manufacturing Co., Inc.	341,300	9,948,895
		9,948,895
Casinos & Gambling — 1.1%
Multimedia Games Holding Co., Inc.(1)	308,111	11,095,077
		11,095,077
Chemicals: Diversified — 1.1%
Cytec Industries, Inc.	242,580	11,471,608
		11,471,608
Chemicals: Specialty — 1.0%
Quaker Chemical Corp.	138,142	9,903,400
		9,903,400
Commercial Services: Rental & Leasing — 0.9%
H&E Equipment Services, Inc.	217,900	8,777,012
		8,777,012
Communications Technology — 1.6%
Aruba Networks, Inc.(1)	175,719	3,792,016
RingCentral, Inc., Class A(1)	1,015,800	12,910,818
		16,702,834

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Computer Services, Software & Systems — 8.2%
Barracuda Networks, Inc.(1)	365,279	$9,369,406
comScore, Inc.(1)	337,200	12,277,452
LogMeIn, Inc.(1)	574,900	26,485,643
Proofpoint, Inc.(1)	542,985	20,166,463
The Ultimate Software Group, Inc.(1)	106,543	15,076,900
		83,375,864
Consumer Lending — 2.0%
Portfolio Recovery Associates, Inc.(1)	386,407	20,182,038
		20,182,038
Diversified Materials & Processing — 1.5%
Hexcel Corp.(1)	396,866	15,755,580
		15,755,580
Education Services — 2.4%
Capella Education Co.	214,100	13,402,660
Grand Canyon Education, Inc.(1)	276,121	11,257,453
		24,660,113
Electronic Entertainment — 1.1%
Take-Two Interactive Software, Inc.(1)	486,700	11,228,169
		11,228,169
Entertainment — 1.3%
IMAX Corp.(1)	472,387	12,971,747
		12,971,747
Financial Data & Systems — 4.0%
Euronet Worldwide, Inc.(1)	459,836	21,975,562
Heartland Payment Systems, Inc.	220,100	10,503,172
WEX, Inc.(1)	76,565	8,446,651
		40,925,385
Foods — 4.1%
Pinnacle Foods, Inc.	547,200	17,866,080
The Hain Celestial Group, Inc.(1)	101,545	10,393,131
The WhiteWave Foods Co.(1)	361,820	13,144,920
		41,404,131
Health Care Facilities — 0.8%
Surgical Care Affiliates, Inc.(1)	293,100	7,834,563
		7,834,563
Health Care Services — 2.4%
Acadia Healthcare Co., Inc.(1)	244,682	11,867,077
ExamWorks Group, Inc.(1)	383,200	12,549,800
		24,416,877
Household Furnishings — 1.5%
Restoration Hardware Holdings, Inc.(1)	187,800	14,939,490
		14,939,490
Leisure Time — 0.8%
Marriott Vacations Worldwide Corp.(1)	134,249	8,512,729
		8,512,729
Machinery: Industrial — 0.9%
Altra Industrial Motion Corp.	332,900	9,707,364
		9,707,364

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 3.0%
AtriCure, Inc.(1)	574,738	$8,460,143
STERIS Corp.	162,900	8,790,084
West Pharmaceutical Services, Inc.	302,142	13,523,876
		30,774,103
Medical Equipment — 6.6%
Cyberonics, Inc.(1)	155,439	7,952,260
DexCom, Inc.(1)	292,874	11,712,031
Fluidigm Corp.(1)	363,600	8,908,200
K2M Group Holdings, Inc.(1)	90,037	1,299,234
NxStage Medical, Inc.(1)	1,485,300	19,501,989
Zeltiq Aesthetics, Inc.(1)	790,400	17,886,752
		67,260,466
Office Supplies & Equipment — 1.8%
Steelcase, Inc., Class A	1,114,469	18,043,253
		18,043,253
Oil Well Equipment & Services — 1.7%
Newpark Resources, Inc.(1)	617,100	7,676,724
RigNet, Inc.(1)	228,411	9,239,225
		16,915,949
Oil: Crude Producers — 3.4%
Athlon Energy, Inc.(1)	154,700	9,008,181
Bonanza Creek Energy, Inc.(1)	151,100	8,597,590
Carrizo Oil & Gas, Inc.(1)	217,650	11,713,923
Diamondback Energy, Inc.(1)	69,200	5,174,776
		34,494,470
Pharmaceuticals — 2.5%
Ocular Therapeutix, Inc.(1)	411,600	6,161,652
Pacira Pharmaceuticals, Inc.(1)	196,581	19,052,631
		25,214,283
Production Technology Equipment — 0.6%
FEI Co.	84,443	6,368,691
		6,368,691
Restaurants — 2.2%
Red Robin Gourmet Burgers, Inc.(1)	157,400	8,956,060
Sonic Corp.(1)	608,400	13,603,824
		22,559,884
Scientific Instruments: Electrical — 1.5%
GrafTech International Ltd.(1)	212,100	971,418
Littelfuse, Inc.	165,700	14,114,326
		15,085,744
Scientific Instruments: Pollution Control — 1.2%
Clean Harbors, Inc.(1)	233,800	12,606,496
		12,606,496
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	164,283	10,162,546
		10,162,546
Semiconductors & Components — 5.7%
Ambarella, Inc.(1)	234,900	10,258,083
Microsemi Corp.(1)	836,912	21,265,934
Spansion, Inc., Class A(1)	723,700	16,493,123
Tower Semiconductor Ltd.(1)	975,700	9,922,869
		57,940,009

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	448,279	$17,868,401
Lithia Motors, Inc., Class A	92,200	6,978,618
		24,847,019
Steel — 1.2%
Steel Dynamics, Inc.	546,900	12,365,409
		12,365,409
Textiles, Apparel & Shoes — 2.5%
Carter’s, Inc.	130,400	10,108,608
G-III Apparel Group Ltd.(1)	190,613	15,794,193
		25,902,801
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	188,664	13,327,225
		13,327,225
Utilities: Telecommunications — 1.0%
Cogent Communications Holdings, Inc.	312,400	10,499,764
		10,499,764
Total Common Stocks (Cost $851,287,166)		1,003,289,739

	Principal Amount	Value

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $16,406,000, due 10/1/2014(2)	$16,406,000	16,406,000
Total Repurchase Agreements (Cost $16,406,000)		16,406,000
Total Investments — 100.0% (Cost $867,693,166)		1,019,695,739
Other Assets, Net — 0.0%		72,977
Total Net Assets — 100.0%		$1,019,768,716

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	8/15/2043	$16,739,113

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,003,289,739	$—	$—	$1,003,289,739
Repurchase Agreements	—	16,406,000	—	16,406,000

Total	$1,003,289,739	$16,406,000	$—	$1,019,695,739

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.2%
Advertising Agencies — 1.5%
Constant Contact, Inc.(1)	465,600	$12,636,384
		12,636,384
Aerospace — 4.3%
HEICO Corp., Class A	445,883	17,969,085
Teledyne Technologies, Inc.(1)	190,952	17,951,398
		35,920,483
Air Transport — 1.1%
Spirit Airlines, Inc.(1)	137,100	9,479,094
		9,479,094
Auto Parts — 1.9%
Gentex Corp.	596,600	15,970,982
		15,970,982
Back Office Support, HR and Consulting — 1.7%
Huron Consulting Group, Inc.(1)	231,366	14,106,385
		14,106,385
Banks: Diversified — 1.4%
SVB Financial Group(1)	105,935	11,874,254
		11,874,254
Biotechnology — 1.9%
Ligand Pharmaceuticals, Inc.(1)	331,970	15,599,270
		15,599,270
Casinos & Gambling — 1.4%
Multimedia Games Holding Co., Inc.(1)	314,969	11,342,034
		11,342,034
Chemicals: Diversified — 1.7%
Cytec Industries, Inc.	308,580	14,592,748
		14,592,748
Chemicals: Specialty — 1.7%
Quaker Chemical Corp.	197,509	14,159,420
		14,159,420
Commercial Vehicles & Parts — 1.7%
Allison Transmission Holdings, Inc.	498,700	14,207,963
		14,207,963
Computer Services, Software & Systems — 9.1%
AOL, Inc.(1)	348,300	15,656,085
LogMeIn, Inc.(1)	575,837	26,528,811
PTC, Inc.(1)	274,400	10,125,360
Rackspace Hosting, Inc.(1)	274,500	8,934,975
The Ultimate Software Group, Inc.(1)	104,401	14,773,785
		76,019,016
Consumer Lending — 3.0%
Portfolio Recovery Associates, Inc.(1)	480,930	25,118,974
		25,118,974
Diversified Materials & Processing — 2.3%
Hexcel Corp.(1)	493,338	19,585,519
		19,585,519
Education Services — 3.3%
Capella Education Co.	239,200	14,973,920
Grand Canyon Education, Inc.(1)	309,029	12,599,112
		27,573,032

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Entertainment — 1.7%
IMAX Corp.(1)	507,115	$13,925,378
		13,925,378
Financial Data & Systems — 6.2%
Euronet Worldwide, Inc.(1)	576,694	27,560,206
Heartland Payment Systems, Inc.	279,800	13,352,056
WEX, Inc.(1)	94,230	10,395,454
		51,307,716
Foods — 3.2%
The Hain Celestial Group, Inc.(1)	99,883	10,223,025
The WhiteWave Foods Co.(1)	449,000	16,312,170
		26,535,195
Health Care Facilities — 1.4%
Universal Health Services, Inc., Class B	111,520	11,653,840
		11,653,840
Health Care Services — 3.2%
ExamWorks Group, Inc.(1)	492,411	16,126,460
Premier, Inc., Class A(1)	309,400	10,166,884
		26,293,344
Household Furnishings — 2.3%
Restoration Hardware Holdings, Inc.(1)	244,308	19,434,701
		19,434,701
Leisure Time — 0.9%
Marriott Vacations Worldwide Corp.(1)	114,900	7,285,809
		7,285,809
Luxury Items — 2.0%
Signet Jewelers Ltd.	143,185	16,310,203
		16,310,203
Medical & Dental Instruments & Supplies — 3.0%
STERIS Corp.	199,240	10,750,990
West Pharmaceutical Services, Inc.	327,638	14,665,077
		25,416,067
Medical Equipment — 4.3%
Cyberonics, Inc.(1)	192,975	9,872,601
IDEXX Laboratories, Inc.(1)	118,735	13,990,545
PerkinElmer, Inc.	266,300	11,610,680
		35,473,826
Oil Well Equipment & Services — 1.1%
Newpark Resources, Inc.(1)	765,154	9,518,516
		9,518,516
Oil: Crude Producers — 5.2%
Athlon Energy, Inc.(1)	192,600	11,215,098
Bonanza Creek Energy, Inc.(1)	189,095	10,759,506
Carrizo Oil & Gas, Inc.(1)	277,000	14,908,140
Diamondback Energy, Inc.(1)	84,700	6,333,866
		43,216,610
Pharmaceuticals — 5.7%
Jazz Pharmaceuticals PLC(1)	148,322	23,814,580
Pacira Pharmaceuticals, Inc.(1)	247,255	23,963,955
		47,778,535

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Recreational Vehicles & Boats — 1.6%
Brunswick Corp.	323,500	$13,632,290
		13,632,290
Restaurants — 1.9%
Sonic Corp.(1)	718,800	16,072,368
		16,072,368
Scientific Instruments: Electrical — 2.2%
GrafTech International Ltd.(1)	265,149	1,214,382
Littelfuse, Inc.	205,686	17,520,334
		18,734,716
Scientific Instruments: Pollution Control — 1.9%
Clean Harbors, Inc.(1)	290,100	15,642,192
		15,642,192
Securities Brokerage & Services — 1.5%
MarketAxess Holdings, Inc.	197,433	12,213,205
		12,213,205
Semiconductors & Components — 3.6%
Atmel Corp.(1)	1,425,100	11,514,808
Microsemi Corp.(1)	734,813	18,671,598
		30,186,406
Specialty Retail — 1.2%
Williams-Sonoma, Inc.	150,122	9,993,622
		9,993,622
Steel — 1.9%
Steel Dynamics, Inc.	703,000	15,894,830
		15,894,830
Textiles, Apparel & Shoes — 1.2%
Carter’s, Inc.	131,317	10,179,694
		10,179,694
Truckers — 2.0%
Old Dominion Freight Line, Inc.(1)	232,697	16,437,716
		16,437,716
Total Common Stocks (Cost $686,182,438)		811,322,337

	Principal Amount	Value
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $15,641,000, due 10/1/2014(2)	$15,641,000	15,641,000
Total Repurchase Agreements (Cost $15,641,000)		15,641,000
Total Investments — 99.1% (Cost $701,823,438)		826,963,337
Other Assets, Net — 0.9%		7,216,670
Total Net Assets — 100.0%		$834,180,007

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.00%	11/15/2021	$15,954,169

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$811,322,337	$—	$—	$811,322,337
Repurchase Agreements	—	15,641,000	—	15,641,000

Total	$811,322,337	$15,641,000	$—	$826,963,337

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 96.4%
Aerospace — 2.1%
B/E Aerospace, Inc.(1)	7,100	$595,974
Teledyne Technologies, Inc.(1)	33,935	3,190,229
		3,786,203
Air Transport — 1.5%
American Airlines Group, Inc.	75,000	2,661,000
		2,661,000
Asset Management & Custodian — 3.3%
Affiliated Managers Group, Inc.(1)	19,340	3,874,962
WisdomTree Investments, Inc.(1)	175,700	1,999,466
		5,874,428
Auto Parts — 1.7%
Gentex Corp.	110,300	2,952,731
		2,952,731
Banks: Diversified — 2.2%
Signature Bank(1)	16,165	1,811,450
SVB Financial Group(1)	18,575	2,082,072
		3,893,522
Beverage: Brewers & Distillers — 1.6%
Constellation Brands, Inc., Class A(1)	31,600	2,754,256
		2,754,256
Beverage: Soft Drinks — 1.8%
Keurig Green Mountain, Inc.	24,635	3,205,752
		3,205,752
Biotechnology — 1.8%
Intercept Pharmaceuticals, Inc.(1)	7,016	1,660,617
Puma Biotechnology, Inc.(1)	6,083	1,451,221
		3,111,838
Chemicals: Diversified — 1.4%
Cytec Industries, Inc.	53,210	2,516,301
		2,516,301
Commercial Services: Rental & Leasing — 1.8%
United Rentals, Inc.(1)	28,520	3,168,572
		3,168,572
Commercial Vehicles & Parts — 1.5%
Allison Transmission Holdings, Inc.	95,800	2,729,342
		2,729,342
Computer Services, Software & Systems — 6.7%
Akamai Technologies, Inc.(1)	42,400	2,535,520
AOL, Inc.(1)	71,900	3,231,905
PTC, Inc.(1)	70,900	2,616,210
Rackspace Hosting, Inc.(1)	43,800	1,425,690
salesforce.com, Inc.(1)	36,900	2,122,857
		11,932,182
Computer Technology — 2.2%
Western Digital Corp.	40,595	3,950,705
		3,950,705
Consumer Lending — 1.2%
FleetCor Technologies, Inc.(1)	15,005	2,132,511
		2,132,511

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Containers & Packaging — 1.6%
Rock-Tenn Co., Class A	60,220	$2,865,268
		2,865,268
Cosmetics — 2.0%
The Estee Lauder Companies, Inc., Class A	46,600	3,481,952
		3,481,952
Diversified Materials & Processing — 2.0%
Hexcel Corp.(1)	87,530	3,474,941
		3,474,941
Diversified Retail — 1.9%
Macy’s, Inc.	57,300	3,333,714
		3,333,714
Drug & Grocery Store Chains — 1.9%
The Kroger Co.	66,200	3,442,400
		3,442,400
Electronic Entertainment — 0.9%
Activision Blizzard, Inc.	74,600	1,550,934
		1,550,934
Financial Data & Systems — 3.3%
Alliance Data Systems Corp.(1)	7,124	1,768,676
Global Payments, Inc.	28,300	1,977,604
WEX, Inc.(1)	19,435	2,144,069
		5,890,349
Foods — 1.3%
The WhiteWave Foods Co.(1)	64,600	2,346,918
		2,346,918
Health Care Facilities — 1.2%
Universal Health Services, Inc., Class B	20,100	2,100,450
		2,100,450
Health Care Services — 1.3%
Envision Healthcare Holdings, Inc.(1)	67,800	2,351,304
		2,351,304
Household Furnishings — 1.5%
Restoration Hardware Holdings, Inc.(1)	34,100	2,712,655
		2,712,655
Leisure Time — 1.8%
Expedia, Inc.	36,000	3,154,320
		3,154,320
Luxury Items — 2.2%
Signet Jewelers Ltd.	33,780	3,847,880
		3,847,880
Machinery: Tools — 1.5%
Snap-on, Inc.	21,935	2,655,890
		2,655,890
Medical & Dental Instruments & Supplies — 4.0%
Edwards Lifesciences Corp.(1)	22,365	2,284,585
West Pharmaceutical Services, Inc.	49,282	2,205,862
Zimmer Holdings, Inc.	25,390	2,552,965
		7,043,412
Medical Equipment — 2.5%
IDEXX Laboratories, Inc.(1)	15,855	1,868,195
Illumina, Inc.(1)	15,200	2,491,584
		4,359,779

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Oil Well Equipment & Services — 3.5%
Cameron International Corp.(1)	50,300	$3,338,914
Superior Energy Services, Inc.	85,100	2,797,237
		6,136,151
Oil: Crude Producers — 2.3%
Athlon Energy, Inc.(1)	39,200	2,282,616
Concho Resources, Inc.(1)	13,885	1,741,040
		4,023,656
Pharmaceuticals — 4.1%
Jazz Pharmaceuticals PLC(1)	25,055	4,022,831
Pacira Pharmaceuticals, Inc.(1)	32,710	3,170,253
		7,193,084
Production Technology Equipment — 1.2%
Lam Research Corp.	28,200	2,106,540
		2,106,540
Real Estate Services — 1.4%
CBRE Group, Inc., Class A(1)	82,800	2,462,472
		2,462,472
Recreational Vehicles & Boats — 1.4%
Brunswick Corp.	57,600	2,427,264
		2,427,264
Restaurants — 2.4%
Chipotle Mexican Grill, Inc.(1)	6,271	4,180,186
		4,180,186
Scientific Instruments: Electrical — 1.7%
AMETEK, Inc.	60,895	3,057,538
		3,057,538
Semiconductors & Components — 3.6%
Avago Technologies Ltd.	18,400	1,600,800
Micron Technology, Inc.(1)	82,900	2,840,154
NXP Semiconductor N.V.(1)	28,200	1,929,726
		6,370,680
Specialty Retail — 6.0%
Advance Auto Parts, Inc.	21,775	2,837,282
Burlington Stores, Inc.(1)	76,200	3,037,332
The Gap, Inc.	65,100	2,714,019
Williams-Sonoma, Inc.	29,400	1,957,158
		10,545,791
Steel — 1.7%
Steel Dynamics, Inc.	135,000	3,052,350
		3,052,350
Textiles, Apparel & Shoes — 2.7%
Carter’s, Inc.	31,722	2,459,089
PVH Corp.	19,760	2,393,924
		4,853,013
Tobacco — 1.1%
Lorillard, Inc.	31,100	1,863,201
		1,863,201

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Truckers — 1.6%
Old Dominion Freight Line, Inc.(1)	38,955	$2,751,781
		2,751,781
Total Common Stocks (Cost $151,703,044)		170,305,216

	Principal Amount	Value
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $4,017,000, due 10/1/2014(2)	$4,017,000	4,017,000
Total Repurchase Agreements (Cost $4,017,000)		4,017,000
Total Investments — 98.7% (Cost $155,720,044)		174,322,216
Other Assets, Net — 1.3%		2,350,943
Total Net Assets — 100.0%		$176,673,159

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	8/15/2023	$4,100,600

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$170,305,216	$—	$—	$170,305,216
Repurchase Agreements	—	4,017,000	—	4,017,000

Total	$170,305,216	$4,017,000	$—	$174,322,216

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 99.9%
Aerospace — 0.4%
B/E Aerospace, Inc.(1)	12,211	$1,024,991
		1,024,991
Air Transport — 1.9%
American Airlines Group, Inc.	136,300	4,835,924
		4,835,924
Asset Management & Custodian — 2.7%
Affiliated Managers Group, Inc.(1)	34,538	6,920,034
		6,920,034
Beverage: Brewers & Distillers — 2.6%
Constellation Brands, Inc., Class A(1)	75,200	6,554,432
		6,554,432
Beverage: Soft Drinks — 1.8%
Keurig Green Mountain, Inc.	36,145	4,703,549
		4,703,549
Biotechnology — 5.5%
Biogen Idec, Inc.(1)	19,277	6,377,024
Celgene Corp.(1)	82,790	7,846,836
		14,223,860
Chemicals: Diversified — 1.3%
Ecolab, Inc.	30,037	3,449,149
		3,449,149
Commercial Services: Rental & Leasing — 2.1%
United Rentals, Inc.(1)	48,955	5,438,900
		5,438,900
Computer Services, Software & Systems — 10.2%
Akamai Technologies, Inc.(1)	69,400	4,150,120
Facebook, Inc., Class A(1)	136,900	10,820,576
Google, Inc., Class C(1)	13,356	7,711,220
Microsoft Corp.	78,900	3,657,804
		26,339,720
Computer Technology — 5.8%
Apple, Inc.	76,672	7,724,704
EMC Corp.	83,600	2,446,136
Western Digital Corp.	48,580	4,727,806
		14,898,646
Consumer Lending — 1.5%
FleetCor Technologies, Inc.(1)	26,160	3,717,859
		3,717,859
Containers & Packaging — 2.0%
Rock-Tenn Co., Class A	109,510	5,210,486
		5,210,486
Cosmetics — 2.4%
The Estee Lauder Companies, Inc., Class A	81,100	6,059,792
		6,059,792
Diversified Manufacturing Operations — 2.0%
Danaher Corp.	67,611	5,137,084
		5,137,084

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Diversified Retail — 5.7%
Alibaba Group Holding Ltd., ADR(1)	23,000	$2,043,550
Costco Wholesale Corp.	54,413	6,819,037
Macy’s, Inc.	97,400	5,666,732
		14,529,319
Drug & Grocery Store Chains — 1.6%
The Kroger Co.	80,200	4,170,400
		4,170,400
Electronic Entertainment — 1.4%
Activision Blizzard, Inc.	171,600	3,567,564
		3,567,564
Financial Data & Systems — 2.5%
Alliance Data Systems Corp.(1)	13,043	3,238,186
Visa, Inc., Class A	15,284	3,261,147
		6,499,333
Foods — 1.5%
Mead Johnson Nutrition Co.	39,100	3,762,202
		3,762,202
Health Care Facilities — 1.5%
Universal Health Services, Inc., Class B	37,760	3,945,920
		3,945,920
Hotel/Motel — 1.6%
Hilton Worldwide Holdings, Inc.(1)	168,600	4,152,618
		4,152,618
Leisure Time — 2.1%
Expedia, Inc.	60,000	5,257,200
		5,257,200
Machinery: Tools — 1.9%
Snap-on, Inc.	39,940	4,835,935
		4,835,935
Medical & Dental Instruments & Supplies — 3.1%
Edwards Lifesciences Corp.(1)	40,095	4,095,704
Zimmer Holdings, Inc.	39,125	3,934,019
		8,029,723
Metal Fabricating — 1.4%
Precision Castparts Corp.	14,958	3,543,251
		3,543,251
Oil Well Equipment & Services — 2.7%
Schlumberger Ltd.	68,860	7,002,373
		7,002,373
Oil: Crude Producers — 3.0%
EOG Resources, Inc.	77,325	7,656,721
		7,656,721
Pharmaceuticals — 8.0%
Gilead Sciences, Inc.(1)	126,245	13,438,780
Jazz Pharmaceuticals PLC(1)	44,490	7,143,315
		20,582,095
Real Estate Services — 1.7%
CBRE Group, Inc., Class A(1)	150,800	4,484,792
		4,484,792
Restaurants — 1.1%
Starbucks Corp.	38,100	2,875,026
		2,875,026

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2014 (unaudited)	Shares	Value
Scientific Instruments: Electrical — 2.2%
AMETEK, Inc.	111,594	$5,603,135
		5,603,135
Semiconductors & Components — 4.9%
Avago Technologies Ltd.	37,500	3,262,500
Micron Technology, Inc.(1)	155,100	5,313,726
NXP Semiconductor N.V.(1)	60,100	4,112,643
		12,688,869
Specialty Retail — 6.6%
Advance Auto Parts, Inc.	43,790	5,705,837
The Gap, Inc.	114,700	4,781,843
The Home Depot, Inc.	71,090	6,521,797
		17,009,477
Textiles, Apparel & Shoes — 1.7%
PVH Corp.	35,795	4,336,564
		4,336,564
Tobacco — 1.5%
Lorillard, Inc.	66,100	3,960,051
		3,960,051
Total Common Stocks (Cost $203,769,928)		257,006,994

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $2,695,000, due 10/1/2014(2)	$2,695,000	2,695,000
Total Repurchase Agreements (Cost $2,695,000)		2,695,000
Total Investments — 101.0% (Cost $206,464,928)		259,701,994
Other Liabilities, Net — (1.0)%		(2,547,452)
Total Net Assets — 100.0%		$257,154,542

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$2,752,250

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$257,006,994	$—	$—	$257,006,994
Repurchase Agreements	—	2,695,000	—	2,695,000

Total	$257,006,994	$2,695,000	$—	$259,701,994

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.1%
Advertising Agencies — 1.2%
Nielsen N.V.	53,100	$2,353,923
		2,353,923
Cable Television Services — 1.8%
Comcast Corp., Special Class A	66,000	3,531,000
		3,531,000
Communications Technology — 5.2%
Aruba Networks, Inc.(1)	33,008	712,313
DigitalGlobe, Inc.(1)	103,400	2,946,900
Infinera Corp.(1)	251,100	2,679,237
JDS Uniphase Corp.(1)	140,900	1,803,520
RingCentral, Inc., Class A(1)	169,000	2,147,990
		10,289,960
Computer Services, Software & Systems — 47.0%
Akamai Technologies, Inc.(1)	54,200	3,241,160
AOL, Inc.(1)	76,400	3,434,180
Bazaarvoice, Inc.(1)	533,900	3,945,521
Endurance International Group Holdings, Inc.(1)	201,400	3,276,778
Facebook, Inc., Class A(1)	126,300	9,982,752
Google, Inc., Class C(1)	25,664	14,817,367
Guidewire Software, Inc.(1)	65,500	2,904,270
Infoblox, Inc.(1)	148,400	2,188,900
Infosys Ltd., ADR	37,100	2,244,179
LinkedIn Corp., Class A(1)	20,465	4,252,422
LogMeIn, Inc.(1)	93,900	4,325,973
Mavenir Systems, Inc.(1)	471,000	5,915,760
Microsoft Corp.	100,400	4,654,544
Oracle Corp.	101,600	3,889,248
Proofpoint, Inc.(1)	110,510	4,104,342
PTC, Inc.(1)	45,700	1,686,330
Qlik Technologies, Inc.(1)	71,900	1,944,176
Rackspace Hosting, Inc.(1)	68,948	2,244,257
salesforce.com, Inc.(1)	38,000	2,186,140
ServiceNow, Inc.(1)	35,100	2,063,178
The Ultimate Software Group, Inc.(1)	10,030	1,419,345
Twitter, Inc.(1)	103,700	5,348,846
Yahoo!, Inc.(1)	76,900	3,133,675
		93,203,343
Computer Technology — 11.4%
Apple, Inc.	73,598	7,414,998
EMC Corp.	207,400	6,068,524
NetApp, Inc.	61,300	2,633,448
Silicon Graphics International Corp.(1)	266,300	2,457,949
Super Micro Computer, Inc.(1)	78,200	2,300,644
Synaptics, Inc.(1)	23,600	1,727,520
		22,603,083
Consumer Services: Miscellaneous — 2.0%
eBay, Inc.(1)	34,400	1,948,072
LifeLock, Inc.(1)	143,100	2,044,899
		3,992,971
Diversified Retail — 0.8%
Alibaba Group Holding Ltd., ADR(1)	17,800	1,581,530
		1,581,530

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

September 30, 2014 (unaudited)	Shares	Value
Electronic Entertainment — 1.4%
Activision Blizzard, Inc.	133,200	$2,769,228
		2,769,228
Energy Equipment — 0.9%
JA Solar Holdings Co. Ltd., ADR(1)	188,600	1,744,550
		1,744,550
Entertainment — 1.1%
IMAX Corp.(1)	80,300	2,205,038
		2,205,038
Leisure Time — 1.7%
Expedia, Inc.	39,800	3,487,276
		3,487,276
Pharmaceuticals — 1.2%
Gilead Sciences, Inc.(1)	22,100	2,352,545
		2,352,545
Production Technology Equipment — 1.6%
FEI Co.	23,400	1,764,828
Nanometrics, Inc.(1)	99,707	1,505,576
		3,270,404
Semiconductors & Components — 19.8%
Ambarella, Inc.(1)	69,000	3,013,230
Atmel Corp.(1)	231,800	1,872,944
Avago Technologies Ltd.	39,400	3,427,800
MaxLinear, Inc., Class A(1)	441,500	3,037,520
Micrel, Inc.	187,525	2,255,926
Micron Technology, Inc.(1)	195,800	6,708,108
Microsemi Corp.(1)	97,600	2,480,016
Monolithic Power Systems, Inc.	65,300	2,876,465
NVIDIA Corp.	103,600	1,911,420
NXP Semiconductor N.V.(1)	63,600	4,352,148
O2Micro International Ltd., ADR(1)	242,312	644,550
Spansion, Inc., Class A(1)	145,900	3,325,061
Tower Semiconductor Ltd.(1)	324,600	3,301,182
		39,206,370
Total Common Stocks (Cost $160,518,586)		192,591,221

	Principal Amount	Value
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $1,895,000, due 10/1/2014(2)	$1,895,000	1,895,000
Total Repurchase Agreements (Cost $1,895,000)		1,895,000
Total Investments — 98.1% (Cost $162,413,586)		194,486,221
Other Assets, Net — 1.9%		3,853,048
Total Net Assets — 100.0%		$198,339,269

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	8/15/2022	$1,933,575

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$192,591,221	$—	$—	$192,591,221
Repurchase Agreements	—	1,895,000	—	1,895,000

Total	$192,591,221	$1,895,000	$—	$194,486,221

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 100.9%
Advertising Agencies — 1.2%
Constant Contact, Inc.(1)	48,900	$1,327,146
		1,327,146
Aerospace — 2.8%
HEICO Corp., Class A	37,191	1,498,797
Teledyne Technologies, Inc.(1)	17,170	1,614,152
		3,112,949
Air Transport — 0.7%
Spirit Airlines, Inc.(1)	11,800	815,852
		815,852
Back Office Support, HR and Consulting — 5.0%
Huron Consulting Group, Inc.(1)	20,500	1,249,885
Robert Half International, Inc.	35,116	1,720,684
TriNet Group, Inc.(1)	49,200	1,266,900
TrueBlue, Inc.(1)	51,800	1,308,468
		5,545,937
Banks: Diversified — 2.2%
Customers Bancorp, Inc.(1)	61,413	1,102,977
Western Alliance Bancorp(1)	54,300	1,297,770
		2,400,747
Biotechnology — 10.9%
Amicus Therapeutics, Inc.(1)	93,246	554,814
Bluebird Bio, Inc.(1)	24,700	886,236
Chimerix, Inc.(1)	36,200	999,844
KYTHERA Biopharmaceuticals, Inc.(1)	20,700	678,132
Ligand Pharmaceuticals, Inc.(1)	31,060	1,459,509
Loxo Oncology, Inc.(1)	44,500	584,285
NanoString Technologies, Inc.(1)	44,300	484,642
Orexigen Therapeutics, Inc.(1)	161,600	688,416
Puma Biotechnology, Inc.(1)	6,426	1,533,051
Receptos, Inc.(1)	19,800	1,229,778
Revance Therapeutics, Inc.(1)	30,100	581,833
Sage Therapeutics, Inc.(1)	21,408	674,352
Ultragenyx Pharmaceutical, Inc.(1)	15,397	871,470
Vital Therapies, Inc.(1)	44,750	913,348
		12,139,710
Building Materials — 1.0%
Simpson Manufacturing Co., Inc.	38,000	1,107,700
		1,107,700
Casinos & Gambling — 1.1%
Multimedia Games Holding Co., Inc.(1)	33,765	1,215,878
		1,215,878
Chemicals: Diversified — 1.1%
Cytec Industries, Inc.	26,970	1,275,411
		1,275,411
Chemicals: Specialty — 1.3%
Quaker Chemical Corp.	20,700	1,483,983
		1,483,983
Commercial Services: Rental & Leasing — 0.9%
H&E Equipment Services, Inc.	24,300	978,804
		978,804

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2014 (unaudited)	Shares	Value
Communications Technology — 1.6%
Aruba Networks, Inc.(1)	19,384	$418,307
RingCentral, Inc., Class A(1)	108,900	1,384,119
		1,802,426
Computer Services, Software & Systems — 8.4%
Barracuda Networks, Inc.(1)	40,662	1,042,981
comScore, Inc.(1)	38,200	1,390,862
LogMeIn, Inc.(1)	64,600	2,976,122
Proofpoint, Inc.(1)	59,800	2,220,972
The Ultimate Software Group, Inc.(1)	11,828	1,673,780
		9,304,717
Consumer Lending — 2.0%
Portfolio Recovery Associates, Inc.(1)	43,018	2,246,830
		2,246,830
Diversified Materials & Processing — 1.5%
Hexcel Corp.(1)	42,110	1,671,767
		1,671,767
Education Services — 2.5%
Capella Education Co.	24,100	1,508,660
Grand Canyon Education, Inc.(1)	30,780	1,254,901
		2,763,561
Electronic Entertainment — 1.1%
Take-Two Interactive Software, Inc.(1)	54,100	1,248,087
		1,248,087
Entertainment — 1.3%
IMAX Corp.(1)	51,700	1,419,682
		1,419,682
Financial Data & Systems — 4.1%
Euronet Worldwide, Inc.(1)	51,245	2,448,998
Heartland Payment Systems, Inc.	24,200	1,154,824
WEX, Inc.(1)	8,525	940,478
		4,544,300
Foods — 4.1%
Pinnacle Foods, Inc.	60,600	1,978,590
The Hain Celestial Group, Inc.(1)	11,260	1,152,461
The WhiteWave Foods Co.(1)	40,100	1,456,833
		4,587,884
Health Care Facilities — 0.8%
Surgical Care Affiliates, Inc.(1)	32,600	871,398
		871,398
Health Care Services — 2.4%
Acadia Healthcare Co., Inc.(1)	27,000	1,309,500
ExamWorks Group, Inc.(1)	41,900	1,372,225
		2,681,725
Household Furnishings — 1.5%
Restoration Hardware Holdings, Inc.(1)	20,800	1,654,640
		1,654,640
Leisure Time — 0.9%
Marriott Vacations Worldwide Corp.(1)	15,300	970,173
		970,173

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2014 (unaudited)	Shares	Value
Machinery: Industrial — 1.0%
Altra Industrial Motion Corp.	37,000	$1,078,920
		1,078,920
Medical & Dental Instruments & Supplies — 3.0%
AtriCure, Inc.(1)	65,229	960,171
STERIS Corp.	18,100	976,676
West Pharmaceutical Services, Inc.	32,270	1,444,405
		3,381,252
Medical Equipment — 6.7%
Cyberonics, Inc.(1)	17,221	881,027
DexCom, Inc.(1)	32,177	1,286,758
Fluidigm Corp.(1)	39,600	970,200
K2M Group Holdings, Inc.(1)	10,100	145,743
NxStage Medical, Inc.(1)	164,500	2,159,885
Zeltiq Aesthetics, Inc.(1)	88,100	1,993,703
		7,437,316
Office Supplies & Equipment — 1.7%
Steelcase, Inc., Class A	115,400	1,868,326
		1,868,326
Oil Well Equipment & Services — 1.7%
Newpark Resources, Inc.(1)	68,700	854,628
RigNet, Inc.(1)	25,279	1,022,535
		1,877,163
Oil: Crude Producers — 3.4%
Athlon Energy, Inc.(1)	17,000	989,910
Bonanza Creek Energy, Inc.(1)	16,800	955,920
Carrizo Oil & Gas, Inc.(1)	24,140	1,299,215
Diamondback Energy, Inc.(1)	7,700	575,806
		3,820,851
Pharmaceuticals — 2.5%
Ocular Therapeutix, Inc.(1)	45,500	681,135
Pacira Pharmaceuticals, Inc.(1)	21,225	2,057,127
		2,738,262
Production Technology Equipment — 0.6%
FEI Co.	9,395	708,571
		708,571
Restaurants — 2.2%
Red Robin Gourmet Burgers, Inc.(1)	16,900	961,610
Sonic Corp.(1)	67,800	1,516,008
		2,477,618
Scientific Instruments: Electrical — 1.4%
GrafTech International Ltd.(1)	22,900	104,882
Littelfuse, Inc.	17,600	1,499,168
		1,604,050
Scientific Instruments: Pollution Control — 1.2%
Clean Harbors, Inc.(1)	25,200	1,358,784
		1,358,784
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	18,282	1,130,924
		1,130,924
Semiconductors & Components — 5.6%
Ambarella, Inc.(1)	26,000	1,135,420
Microsemi Corp.(1)	86,556	2,199,388

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2014 (unaudited)	Shares	Value
Spansion, Inc., Class A(1)	79,800	$1,818,642
Tower Semiconductor Ltd.(1)	108,200	1,100,394
		6,253,844
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	47,300	1,885,378
Lithia Motors, Inc., Class A	10,300	779,607
		2,664,985
Steel — 1.2%
Steel Dynamics, Inc.	60,800	1,374,688
		1,374,688
Textiles, Apparel & Shoes — 2.6%
Carter’s, Inc.	14,400	1,116,288
G-III Apparel Group Ltd.(1)	21,400	1,773,204
		2,889,492
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	20,123	1,421,489
		1,421,489
Utilities: Telecommunications — 1.0%
Cogent Communications Holdings, Inc.	34,300	1,152,823
		1,152,823
Total Common Stocks (Cost $95,466,474)		112,410,665

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $1,207,000, due 10/1/2014(2)	$1,207,000	1,207,000
Total Repurchase Agreements (Cost $1,207,000)		1,207,000
Total Investments — 102.0% (Cost $96,673,474)		113,617,665
Other Liabilities, Net — (2.0)%		(2,223,933)
Total Net Assets — 100.0%		$111,393,732

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	8/15/2022	$1,233,488

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$112,410,665	$—	$—	$112,410,665
Repurchase Agreements	—	1,207,000	—	1,207,000

Total	$112,410,665	$1,207,000	$—	$113,617,665

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.5%
Australia — 5.8%
Australia & New Zealand Banking Group Ltd.	11,147	$301,328
BHP Billiton Ltd.	14,921	439,774
Commonwealth Bank of Australia	3,529	232,358
CSL Ltd.	5,963	386,556
Macquarie Group Ltd.	3,807	191,566
Westpac Banking Corp.	11,161	313,328
Woodside Petroleum Ltd.	8,208	291,447
		2,156,357
Belgium — 0.4%
Melexis N.V.	3,459	157,642
		157,642
Denmark — 2.2%
Coloplast A/S, Class B	4,531	378,919
Pandora A/S	2,671	208,543
Royal UNIBREW(1)	1,330	220,900
		808,362
France — 6.9%
AXA S.A.	12,140	299,039
Cap Gemini S.A.	4,956	355,412
Cie Generale des Etablissements Michelin	2,728	256,952
GDF Suez	8,709	218,426
Natixis	55,255	380,150
Orange S.A.	19,316	288,245
Pernod Ricard S.A.	2,294	259,637
Total S.A.	7,749	501,780
		2,559,641
Germany — 7.8%
Allianz SE (Reg S)	2,700	435,866
BASF SE	4,579	417,684
Bayer AG (Reg S)	5,037	700,840
Daimler AG (Reg S)	4,360	332,960
Drillisch AG	6,205	207,944
HeidelbergCement AG	2,239	147,373
SAP SE	5,479	395,417
Siemens AG (Reg S)	2,431	289,270
		2,927,354
Hong Kong — 3.3%
BOC Hong Kong Holdings Ltd.	112,000	356,540
Cheung Kong Holdings Ltd.	17,000	279,430
Hutchison Whampoa Ltd.	15,000	181,329
Power Assets Holdings Ltd.	25,000	221,290
SmarTone Telecommunications Holdings Ltd.	142,743	198,906
		1,237,495
Italy — 1.2%
Enel S.p.A.	65,214	344,990
Intesa Sanpaolo S.p.A.	33,975	102,561
		447,551
Japan — 16.9%
Alps Electric Co. Ltd.	17,900	307,699
Astellas Pharma, Inc.	39,000	580,849
Brother Industries Ltd.	13,800	255,026
Central Japan Railway Co.	3,500	472,110
Chubu Electric Power Co., Inc.(1)	16,300	187,131
Daito Trust Construction Co. Ltd.	3,700	437,535
Fujitsu Ltd.	55,000	338,501
Honda Motor Co. Ltd.	3,800	130,377
Hoya Corp.	9,900	332,444
Mitsubishi Electric Corp.	37,000	493,254

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

September 30, 2014 (unaudited)	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	59,500	$335,325
NH Foods Ltd.	11,000	233,560
Nippon Telegraph & Telephone Corp.	6,400	396,891
Obic Co. Ltd.	6,800	243,355
Rohto Pharmaceutical Co. Ltd.	9,280	124,453
SoftBank Corp.	3,000	209,547
Sumitomo Mitsui Financial Group, Inc.	12,305	501,361
Toyota Motor Corp.	10,200	600,159
Tsuruha Holdings, Inc.	2,488	138,389
		6,317,966
Netherlands — 4.3%
Heineken N.V.	9,872	737,280
ING Groep N.V., CVA(1)	12,421	176,555
PostNL N.V.(1)	19,134	82,449
Wolters Kluwer N.V.	23,036	614,309
		1,610,593
New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	83,993	340,304
		340,304
Norway — 1.7%
DNB ASA	16,551	309,737
Statoil ASA	11,767	320,366
		630,103
People’s Republic of China — 1.5%
Alibaba Group Holding Ltd., ADR(1)	1,907	169,437
PetroChina Co. Ltd., H shares	86,000	110,222
Zhuzhou CSR Times Electric Co. Ltd., H shares	71,000	274,640
		554,299
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	13,019	156,690
Banco Santander S.A.	26,793	256,506
Ferrovial S.A.	20,160	390,026
		803,222
Sweden — 4.5%
Intrum Justitia AB	19,653	552,505
NCC AB, Class B	11,095	367,258
Skandinaviska Enskilda Banken AB, Class A	33,706	448,446
Swedbank AB, Class A	12,565	315,074
		1,683,283
Switzerland — 14.2%
Actelion Ltd. (Reg S)(1)	2,113	247,487
Bossard Holding AG, Class A (Reg S)(1)	1,688	175,021
Nestle S.A. (Reg S)	12,119	890,637
Novartis AG (Reg S)	6,509	612,942
Novartis AG, ADR	8,119	764,242
Roche Holding AG	4,451	1,314,393
Swiss Life Holding AG (Reg S)(1)	1,585	377,696
Swisscom AG (Reg S)	1,143	647,890
U-Blox AG(1)	1,421	174,908
UBS AG (Reg S)(1)	5,173	89,921
		5,295,137
United Kingdom — 23.7%
AstraZeneca PLC	4,322	309,727
Aviva PLC	53,108	449,297
BP PLC, ADR	2,385	104,821
British American Tobacco PLC	16,998	957,847
British Sky Broadcasting Group PLC	13,916	198,486
BT Group PLC	48,804	299,364
Diageo PLC	11,223	323,695

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

September 30, 2014 (unaudited)	Shares	Value
Experian PLC	19,879	$315,885
GlaxoSmithKline PLC	13,637	311,525
Glencore PLC(1)	36,645	202,952
HSBC Holdings PLC	54,937	558,231
Lloyds Banking Group PLC(1)	158,704	197,438
National Grid PLC	25,409	365,252
Next PLC	4,537	485,618
Reed Elsevier PLC	38,912	622,087
Rio Tinto PLC	10,974	537,724
Royal Dutch Shell PLC, Class A	16,900	645,925
Royal Dutch Shell PLC, Class B	14,710	581,545
Smith & Nephew PLC	23,755	399,598
The British Land Co. PLC	33,203	377,298
Vodafone Group PLC	173,864	572,921
		8,817,236
Total Common Stocks (Cost $37,042,158)		36,346,545

	Shares	Value
Exchange-Traded Funds — 1.0% iShares MSCI EAFE ETF	5,896	378,051
		378,051
Total Exchange-Traded Funds (Cost $402,623)		378,051

	Rights	Value
Rights — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.(1)	13,019	1,299
		1,299
Total Rights (Cost $1,321)		1,299

	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $296,000, due 10/1/2014(2)	$296,000	296,000
Total Repurchase Agreements (Cost $296,000)		296,000
Total Investments — 99.3% (Cost $37,742,102)		37,021,895
Other Assets, Net — 0.7%		243,375
Total Net Assets — 100.0%		$37,265,270

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	8/15/2022	$304,800

Legend:

ADR — American Depositary Receipt.

CVA — Certificaten Van Aandelen (Certificate of Shares).

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$2,156,357	*	$—	$2,156,357
Belgium	—	157,642	*	—	157,642
Denmark	—	808,362	*	—	808,362
France	—	2,559,641	*	—	2,559,641
Germany	—	2,927,354	*	—	2,927,354
Hong Kong	198,906	1,038,589	*	—	1,237,495
Italy	—	447,551	*	—	447,551
Japan	—	6,317,966	*	—	6,317,966
Netherlands	—	1,610,593	*	—	1,610,593
New Zealand	340,304	—		—	340,304
Norway	—	630,103	*	—	630,103
People’s Republic of China	169,437	384,862	*	—	554,299
Spain	—	803,222	*	—	803,222
Sweden	—	1,683,283	*	—	1,683,283
Switzerland	764,242	4,530,895	*	—	5,295,137
United Kingdom	104,821	8,712,415	*	—	8,817,236
Exchange-Traded Funds	378,051	—		—	378,051
Rights	1,299	—		—	1,299
Repurchase Agreements	—	296,000		—	296,000

Total	$1,957,060	$35,064,835		$—	$37,021,895

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 98.7%
Australia — 3.8%
Australia & New Zealand Banking Group Ltd.	5,707	$154,273
BHP Billiton Ltd.	12,823	377,938
CSL Ltd.	4,272	276,936
Macquarie Group Ltd.	4,874	245,257
Transurban Group	38,179	257,769
Woodside Petroleum Ltd.	5,392	191,457
		1,503,630
Belgium — 0.5%
Melexis N.V.	4,396	200,346
		200,346
Canada — 2.9%
Canadian Tire Corp. Ltd., Class A	5,745	588,632
Magna International, Inc.	3,485	330,779
Whitecap Resources, Inc.	14,855	212,622
		1,132,033
Denmark — 0.2%
Pandora A/S	1,104	86,197
		86,197
Finland — 1.1%
Orion Oyj, Class B	10,771	420,561
		420,561
France — 3.5%
AXA S.A.	4,298	105,871
Cap Gemini S.A.	5,585	400,520
Cie Generale des Etablissements Michelin	2,468	232,463
Natixis	46,521	320,061
Pernod Ricard S.A.	1,737	196,595
Total S.A.	2,260	146,344
		1,401,854
Germany — 2.8%
Allianz SE (Reg S)	1,165	188,068
BASF SE	2,241	204,418
Daimler AG (Reg S)	3,207	244,909
Drillisch AG	8,028	269,038
Hannover Rueck SE	1,503	121,306
HeidelbergCement AG	1,074	70,691
		1,098,430
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	101,500	323,114
Cheung Kong Holdings Ltd.	10,000	164,371
CNOOC Ltd.	155,957	268,555
Hutchison Whampoa Ltd.	6,000	72,531
SmarTone Telecommunications Holdings Ltd.	140,500	195,781
		1,024,352
India — 0.2%
ICICI Bank Ltd.	3,122	72,319
		72,319
Italy — 0.4%
Enel S.p.A.	29,408	155,572
		155,572
Japan — 7.3%
Alps Electric Co. Ltd.	9,700	166,742
As One Corp.	6,479	203,415
Astellas Pharma, Inc.	30,400	452,765
Central Japan Railway Co.	1,500	202,333

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2014 (unaudited)	Shares	Value
Honda Motor Co. Ltd.	1,500	$51,465
Hoya Corp.	4,600	154,469
Nishio Rent All Co. Ltd.	4,406	170,091
Obic Co. Ltd.	7,100	254,091
Resona Holdings, Inc.	65,896	371,744
SoftBank Corp.	1,400	97,788
Sumitomo Mitsui Financial Group, Inc.	3,599	146,639
Tokyo Gas Co. Ltd.	12,000	67,430
Toyota Motor Corp.	6,700	394,222
Tsuruha Holdings, Inc.	2,500	139,057
		2,872,251
Mexico — 1.8%
Gruma S.A.B. de C.V., Class B(1)	31,597	338,308
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	28,300	387,378
		725,686
Netherlands — 1.2%
Heineken N.V.	3,923	292,985
PostNL N.V.(1)	39,591	170,599
		463,584
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	68,320	276,803
		276,803
Norway — 0.4%
Statoil ASA	5,596	152,355
		152,355
People’s Republic of China — 2.0%
Alibaba Group Holding Ltd., ADR(1)	2,200	195,470
Guangdong Investment Ltd.	164,000	191,715
Tencent Holdings Ltd.	5,700	84,677
Zhuzhou CSR Times Electric Co. Ltd., H shares	81,500	315,256
		787,118
Singapore — 0.9%
Avago Technologies Ltd.	4,080	354,960
		354,960
South Africa — 0.9%
Omnia Holdings Ltd.	17,112	349,433
		349,433
Spain — 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	3,037	36,552
Banco Santander S.A.	6,087	58,275
Gas Natural SDG S.A.	4,347	127,874
Zeltia S.A.(1)	41,739	149,645
		372,346
Sweden — 1.2%
Nolato AB, Class B	12,817	289,913
Swedbank AB, Class A	7,515	188,442
		478,355
Switzerland — 8.0%
Actelion Ltd. (Reg S)(1)	1,161	135,983
Bossard Holding AG, Class A (Reg S)(1)	2,089	216,599
Nestle S.A. (Reg S)	5,060	371,864
Novartis AG (Reg S)	5,986	563,692
Novartis AG, ADR	5,800	545,954
Roche Holding AG	2,200	649,667
Swisscom AG (Reg S)	981	556,063
U-Blox AG(1)	897	110,410
		3,150,232

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2014 (unaudited)	Shares	Value
Taiwan — 1.9%
Cathay Financial Holding Co. Ltd.	464,862	$755,579
		755,579
United Kingdom — 7.2%
AstraZeneca PLC	1,362	97,605
British American Tobacco PLC	11,220	632,253
British Sky Broadcasting Group PLC	5,241	74,753
BT Group PLC	30,581	187,584
GlaxoSmithKline PLC	1,787	40,822
HSBC Holdings PLC	24,508	249,033
Lloyds Banking Group PLC(1)	107,046	133,172
Northgate PLC	21,531	168,646
Rio Tinto PLC	2,813	137,837
Severn Trent PLC	6,952	211,218
The British Land Co. PLC	26,346	299,380
Vodafone Group PLC	97,385	320,905
Whitbread PLC	4,125	277,183
		2,830,391
United States — 46.3%
Ameriprise Financial, Inc.	5,274	650,706
Amgen, Inc.	3,840	539,366
Apple, Inc.	10,751	1,083,163
Biogen Idec, Inc.(1)	928	306,992
Celgene Corp.(1)	4,114	389,925
Cisco Systems, Inc.	14,633	368,313
Colgate-Palmolive Co.	13,800	900,036
DIRECTV(1)	6,769	585,654
Dollar Tree, Inc.(1)	8,142	456,522
Domino’s Pizza, Inc.	7,610	585,666
Eli Lilly & Co.	9,792	635,011
EOG Resources, Inc.	4,930	488,169
Facebook, Inc., Class A(1)	5,200	411,008
Fifth Third Bancorp	35,131	703,323
Gilead Sciences, Inc.(1)	3,534	376,194
Google, Inc., Class C(1)	1,008	581,979
Hess Corp.	6,037	569,410
Johnson & Johnson	7,928	845,045
JPMorgan Chase & Co.	8,853	533,305
LinkedIn Corp., Class A(1)	715	148,570
Marathon Oil Corp.	9,911	372,554
Microsoft Corp.	18,004	834,665
Murphy Oil Corp.	6,005	341,744
Phillips 66	4,209	342,234
Prudential Financial, Inc.	6,028	530,102
Public Service Enterprise Group, Inc.	8,600	320,264
Quaker Chemical Corp.	4,301	308,339
QUALCOMM, Inc.	3,714	277,696
Ross Stores, Inc.	5,544	419,015
Sanderson Farms, Inc.	3,040	267,368
Texas Instruments, Inc.	9,300	443,517
The TJX Cos., Inc.	9,900	585,783
Walgreen Co.	7,300	432,671
Wells Fargo & Co.	15,464	802,118
Westlake Chemical Corp.	6,770	586,214
Yahoo!, Inc.(1)	7,020	286,065
		18,308,706
Total Common Stocks (Cost $34,563,765)		38,973,093

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2014 (unaudited)	Shares	Value
Preferred Stocks — 0.2%
Brazil — 0.2%
Companhia Energetica de Minas Gerais	11,955	$73,212
		73,212
Total Preferred Stocks (Cost $79,635)		73,212

	Shares	Value
Exchange-Traded Funds — 0.5% iShares MSCI ACWI ETF	3,600	212,040
		212,040
Total Exchange-Traded Funds (Cost $217,802)		212,040

	Rights	Value
Rights — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.(1)	3,037	303
		303
Total Rights (Cost $308)		303

	Principal Amount	Value
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $169,000, due 10/1/2014(2)	$169,000	169,000
Total Repurchase Agreements (Cost $169,000)		169,000
Total Investments — 99.8% (Cost $35,030,510)		39,427,648
Other Assets, Net — 0.2%		66,747
Total Net Assets — 100.0%		$39,494,395

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	8/15/2023	$176,750

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$1,503,630	*	$—	$1,503,630
Belgium	—	200,346	*	—	200,346
Canada	1,132,033	—		—	1,132,033
Denmark	—	86,197	*	—	86,197
Finland	—	420,561	*	—	420,561
France	—	1,401,854	*	—	1,401,854
Germany	—	1,098,430	*	—	1,098,430
Hong Kong	195,781	828,571	*	—	1,024,352
India	—	72,319	*	—	72,319
Italy	—	155,572	*	—	155,572
Japan	—	2,872,251	*	—	2,872,251
Mexico	725,686	—		—	725,686
Netherlands	—	463,584	*	—	463,584
New Zealand	276,803	—		—	276,803
Norway	—	152,355	*	—	152,355
People’s Republic of China	195,470	591,648	*	—	787,118
Singapore	354,960	—		—	354,960
South Africa	—	349,433	*	—	349,433
Spain	—	372,346	*	—	372,346
Sweden	—	478,355	*	—	478,355
Switzerland	545,954	2,604,278	*	—	3,150,232
Taiwan	—	755,579	*	—	755,579
United Kingdom	—	2,830,391	*	—	2,830,391
United States	18,308,706	—		—	18,308,706
Preferred Stocks:
Brazil	73,212	—		—	73,212
Exchange-Traded Funds	212,040	—		—	212,040
Rights	303	—		—	303
Repurchase Agreements	—	169,000		—	169,000

Total	$22,020,948	$17,406,700		$—	$39,427,648

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 94.1%
Argentina — 0.8%
Banco Macro S.A., ADR	31,841	$1,261,222
YPF S.A., ADR	46,510	1,720,405
		2,981,627
Brazil — 5.8%
AMBEV S.A., ADR	167,486	1,097,033
BB Seguridade Participacoes S.A.	244,800	3,220,329
Estacio Participacoes S.A.	209,800	2,180,497
JBS S.A.	794,000	2,968,073
Petroleo Brasileiro S.A., ADR	338,240	4,799,626
Sao Martinho S.A.	129,408	2,077,718
Ser Educacional S.A.	232,800	2,396,715
Ultrapar Participacoes S.A., ADR	96,299	2,033,835
		20,773,826
Chile — 0.4%
Enersis S.A., ADR	89,375	1,410,337
		1,410,337
Colombia — 0.4%
Cemex Latam Holdings S.A.(1)	172,668	1,534,830
		1,534,830
Greece — 0.9%
Hellenic Telecommunications Organization S.A.(1)	129,088	1,694,900
Piraeus Bank S.A.(1)	967,106	1,636,937
		3,331,837
Hong Kong — 1.1%
China Animal Healthcare Ltd.	2,486,000	1,923,929
Sound Global Ltd.(1)	1,985,000	1,982,757
		3,906,686
India — 9.1%
Bank of Baroda	173,408	2,514,689
Bharat Petroleum Corp. Ltd.	205,253	2,179,392
CESC Ltd.	178,561	2,168,944
Container Corp. of India Ltd.	90,182	1,973,399
Crompton Greaves Ltd.	784,939	2,536,260
HCL Technologies Ltd.	132,650	3,682,646
HDFC Bank Ltd., ADR	50,186	2,337,664
ICICI Bank Ltd., ADR	84,689	4,158,230
Lupin Ltd.	186,947	4,211,852
Raymond Ltd.	293,972	2,059,769
Tata Motors Ltd., ADR	109,277	4,776,498
		32,599,343
Indonesia — 1.5%
PT Gudang Garam Tbk	568,100	2,635,007
PT Telekomunikasi Indonesia (Persero) Tbk	11,337,800	2,715,993
		5,351,000
Malaysia — 2.7%
Muhibbah Engineering (M) Bhd	1,857,900	1,761,605
Telekom Malaysia Bhd	1,361,500	2,740,553
Tenaga Nasional Bhd	869,181	3,282,231
UMW Holdings Bhd	487,900	1,823,827
		9,608,216
Mexico — 6.6%
America Movil S.A.B. de C.V., ADR, Series L	149,133	3,758,152
Arca Continental S.A.B. de C.V.	262,600	1,802,742
Banregio Grupo Financiero S.A.B. de C.V.	196,500	1,090,732
Cemex S.A.B. de C.V.(1)	2,213,554	2,884,270

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2014 (unaudited)	Shares	Value
Gruma S.A.B. de C.V., Class B(1)	204,755	$2,192,306
Grupo Financiero Inbursa S.A.B. de C.V., Class O	1,081,800	3,093,043
Grupo Financiero Interacciones S.A. de C.V., Class O	250,700	2,099,978
Grupo Mexico S.A.B. de C.V., Series B	487,406	1,637,812
OHL Mexico S.A.B. de C.V.(1)	671,300	1,821,889
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	239,800	3,282,442
		23,663,366
People’s Republic of China — 19.3%
Agile Property Holdings Ltd.	2,958,000	1,816,235
Alibaba Group Holding Ltd., ADR(1)	21,107	1,875,357
Baidu, Inc., ADR(1)	7,814	1,705,249
Bank of China Ltd., H shares	14,085,000	6,291,727
China Construction Bank Corp., H shares	10,938,857	7,664,069
China Mobile Ltd.	361,840	4,229,712
China Resources Cement Holdings Ltd.	3,146,000	2,152,188
China Unicom Hong Kong Ltd.	1,936,000	2,903,504
Chongqing Changan Automobile Co. Ltd., B shares	784,604	1,685,441
CSR Corp. Ltd., H shares	3,039,000	2,671,465
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H shares	552,000	1,877,794
Huadian Power International Corp. Ltd., H shares	3,768,000	2,626,744
Jumei International Holding Ltd., ADR(1)	43,376	1,018,468
New China Life Insurance Co. Ltd., H shares	973,600	3,391,988
PetroChina Co. Ltd., H shares	4,622,000	5,923,798
Ping An Insurance (Group) Co. of China Ltd., H shares	619,500	4,656,024
Shenzhen International Holdings Ltd.	2,691,000	3,668,948
Sinotrans Ltd., H shares	2,195,000	1,592,999
TCL Communication Technology Holdings Ltd.	1,261,000	1,515,913
Tencent Holdings Ltd.	583,315	8,665,540
YY, Inc., ADR(1)	18,873	1,413,399
		69,346,562
Peru — 1.0%
Credicorp Ltd.	23,026	3,531,958
		3,531,958
Philippines — 1.6%
BDO Unibank, Inc.	1,429,220	3,118,856
Universal Robina Corp.	605,770	2,515,388
		5,634,244
Poland — 1.3%
Bank Zachodni WBK S.A.	22,337	2,658,280
Tauron Polska Energia S.A.	1,175,198	1,901,424
		4,559,704
Qatar — 0.3%
Al Meera Consumer Goods Co.	23,417	1,179,884
		1,179,884
Russia — 4.1%
Etalon Group Ltd., GDR, (Reg S)	417,469	1,523,762
Gazprom OAO, ADR	276,650	1,931,017
Lukoil OAO, ADR	41,642	2,119,578
MMC Norilsk Nickel OJSC, ADR	143,948	2,684,630
QIWI PLC, ADR	27,618	872,452
Sberbank of Russia, ADR	290,791	2,287,435
X5 Retail Group N.V., GDR (Reg S)(1)	184,429	3,402,715
		14,821,589
South Africa — 6.0%
Astral Foods Ltd.	206,376	2,784,848
Barclays Africa Group Ltd.	114,569	1,562,016
MMI Holdings Ltd.	1,003,422	2,327,927
Naspers Ltd., N shares	43,602	4,775,443
Sanlam Ltd.	491,279	2,835,332
Sasol Ltd.	97,126	5,267,726
Steinhoff International Holdings Ltd.	370,035	1,772,191
		21,325,483

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2014 (unaudited)	Shares	Value
South Korea — 15.8%
BS Financial Group, Inc.	198,356	$3,175,258
Daewoo Securities Co. Ltd.(1)	169,030	1,718,040
Hanssem Co. Ltd.	19,351	2,097,387
Hyundai Motor Co.	24,184	4,357,308
KB Financial Group, Inc.	95,702	3,488,902
KCC Corp.	5,631	3,833,833
Korea Electric Power Corp.	91,625	4,164,420
LG Chem Ltd.	11,501	2,783,946
LG Display Co. Ltd.(1)	114,446	3,657,259
POSCO, ADR	66,784	5,068,906
Samkee Automotive Co. Ltd.	374,796	1,584,687
Samsung C&T Corp.	60,223	4,307,089
Samsung Electronics Co. Ltd.	8,305	9,301,661
SK Hynix, Inc.(1)	99,875	4,420,573
Wonik IPS Co. Ltd.(1)	232,261	2,756,753
		56,716,022
Taiwan — 11.3%
AcBel Polytech, Inc.	1,591,000	1,887,120
Catcher Technology Co. Ltd.	276,000	2,556,245
CTBC Financial Holding Co. Ltd.	3,619,117	2,430,771
Cub Elecparts, Inc.	147,000	1,676,802
Fubon Financial Holding Co. Ltd.	2,829,000	4,335,045
Hon Hai Precision Industry Co. Ltd.	1,428,680	4,499,969
Largan Precision Co. Ltd.	26,000	1,860,118
MediaTek, Inc.	148,000	2,191,835
Namchow Chemical Industrial Co. Ltd.	888,000	1,705,688
Novatek Microelectronics Corp.	778,000	3,839,574
Primax Electronics Ltd.	1,360,000	1,577,016
Taiwan Cement Corp.	1,772,000	2,637,316
Taiwan Semiconductor Manufacturing Co. Ltd.	1,780,998	7,090,379
Wistron Corp.	2,002,000	2,038,673
		40,326,551
Thailand — 3.0%
GFPT PCL (Reg F)	4,832,100	3,011,180
Kasikornbank PCL (Reg F)	463,100	3,333,356
PTT Exploration & Production PCL (Reg F)	309,400	1,524,177
Thai Union Frozen Products PCL (Reg F)	1,225,800	2,790,627
		10,659,340
Turkey — 1.0%
Celebi Hava Servisi A.S.(1)	149,975	1,567,895
Turkiye Garanti Bankasi A.S.	306,549	1,077,447
Turkiye Vakiflar Bankasi T.A.O., Class D	570,599	1,057,946
		3,703,288
United Arab Emirates — 0.1%
Emaar Malls Group PJSC(1)(2)	587,965	464,231
		464,231
Total Common Stocks (Cost $306,057,148)		337,429,924

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2014 (unaudited)	Shares	Value
Exchange-Traded Funds — 0.4%
CSOP FTSE China A50 ETF	1,230,200	$1,489,260
		1,489,260
Total Exchange-Traded Funds (Cost $1,522,083)		1,489,260

	Shares	Value
Preferred Stocks — 4.1%
Brazil — 3.5%
Banco Bradesco S.A.	249,169	3,546,542
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	54,861	2,392,488
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Itau Unibanco Holding S.A.	253,656	3,509,888
Vale S.A.	319,508	3,104,035
		12,552,953
Colombia — 0.6%
Bancolombia S.A., ADR	41,581	2,358,474
		2,358,474
Total Preferred Stocks (Cost $16,585,760)		14,911,427

	Rights	Value
Rights — 0.0%
China — 0.0%
Agile Property Holdings Ltd.(1)(2)	591,600	58,489
		58,489
Total Rights (Cost $0)		58,489

	Principal Amount	Value
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $5,262,000, due 10/1/2014(4)	$5,262,000	5,262,000
Total Repurchase Agreements (Cost $5,262,000)		5,262,000
Total Investments — 100.1% (Cost $329,426,991)		359,151,100
Other Liabilities, Net — (0.1)%		(458,661)
Total Net Assets — 100.0%		$358,692,439

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.00%	11/15/2021	$5,367,619

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$2,981,627	$—		$—	$2,981,627
Brazil	20,773,826	—		—	20,773,826
Chile	1,410,337	—		—	1,410,337
Colombia	1,534,830	—		—	1,534,830
Greece	—	3,331,837	*	—	3,331,837
Hong Kong	—	3,906,686	*	—	3,906,686
India	11,272,392	21,326,951	*	—	32,599,343
Indonesia	—	5,351,000	*	—	5,351,000
Malaysia	—	9,608,216	*	—	9,608,216
Mexico	23,663,366	—		—	23,663,366
People’s Republic of China	7,697,914	61,648,648	*	—	69,346,562
Peru	3,531,958	—		—	3,531,958
Philippines	—	5,634,244	*	—	5,634,244
Poland	—	4,559,704	*	—	4,559,704
Qatar	1,179,884	—		—	1,179,884
Russia	13,859,920	961,669	*	—	14,821,589
South Africa	2,784,848	18,540,635	*	—	21,325,483
South Korea	5,068,906	51,647,116	*	—	56,716,022
Taiwan	—	40,326,551	*	—	40,326,551
Thailand	—	10,659,340	*	—	10,659,340
Turkey	—	3,703,288	*	—	3,703,288
United Arab Emirates	—	464,231	*	—	464,231
Exchange-Traded Funds	1,489,260	—		—	1,489,260
Preferred Stocks:
Brazil	12,552,953	—		—	12,552,953
Colombia	2,358,474	—		—	2,358,474
Rights	—	58,489		—	58,489
Repurchase Agreements	—	5,262,000		—	5,262,000

Total	$112,160,495	$246,990,605		$—	$359,151,100

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 96.6%
Argentina — 0.5%
Ternium S.A., ADR	6,122	$147,234
		147,234
Brazil — 2.0%
Banco ABC Brasil S.A.(1)(2)	604	3,344
Kroton Educacional S.A.	35,600	223,686
Ser Educacional S.A.	38,500	396,364
		623,394
Colombia — 0.3%
Gran Tierra Energy, Inc.(2)	16,349	90,574
		90,574
Georgia — 0.8%
TBC Bank JSC, GDR (Reg S)(2)	15,200	241,680
		241,680
Greece — 0.7%
Piraeus Bank S.A.(2)	133,382	225,764
		225,764
Hong Kong — 5.2%
China Animal Healthcare Ltd.	731,000	565,725
Huadian Fuxin Energy Corp. Ltd., H shares	702,000	412,159
Nexteer Automotive Group Ltd.	328,000	290,907
Sound Global Ltd.(2)	310,000	309,650
		1,578,441
India — 5.6%
Bank of Baroda	14,647	212,405
CESC Ltd.	26,707	324,404
Container Corp. of India Ltd.	15,664	342,766
Crompton Greaves Ltd.	43,287	139,867
Raymond Ltd.	39,515	276,869
Yes Bank Ltd.	44,892	402,722
		1,699,033
Indonesia — 2.8%
PT Astra Agro Lestari Tbk	106,600	201,036
PT Gudang Garam Tbk	66,500	308,446
PT Pakuwon Jati Tbk	9,966,100	330,626
		840,108
Malaysia — 2.2%
KPJ Healthcare Bhd	77,200	91,336
Muhibbah Engineering (M) Bhd	210,600	199,685
Press Metal Bhd	41,600	79,227
UMW Holdings Bhd	77,900	291,199
		661,447
Mexico — 4.8%
Arca Continental S.A.B. de C.V.	42,800	293,821
Banregio Grupo Financiero S.A.B. de C.V.	53,800	298,633
Gruma S.A.B. de C.V., Class B(2)	16,300	174,523
Grupo Financiero Interacciones S.A. de C.V., Class O	15,900	133,186
Megacable Holdings S.A.B. de C.V.	56,900	270,085
Promotora y Operadora de Infraestructura S.A.B. de C.V.(2)	21,500	294,297
		1,464,545
People’s Republic of China — 17.8%
Agile Property Holdings Ltd.	428,000	262,795
China Lilang Ltd.	296,000	208,705
China Shipping Development Co. Ltd., H shares(2)	364,000	228,302
China Singyes Solar Technologies Holdings Ltd.(2)	158,000	280,124

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

September 30, 2014 (unaudited)	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H shares	118,000	$401,413
Huadian Power International Corp. Ltd., H shares	216,000	150,578
Jiangnan Group Ltd.	1,120,000	242,323
Jiangxi Copper Co. Ltd., H Shares	188,000	311,156
Kaisa Group Holdings Ltd.	950,000	363,213
Lonking Holdings Ltd.	1,481,000	266,308
MMG Ltd.	1,180,000	412,600
New China Life Insurance Co. Ltd., H shares	102,200	356,061
PAX Global Technology Ltd.(2)	229,000	201,490
Shenzhen International Holdings Ltd.	110,750	150,998
Shenzhou International Group Holdings Ltd.	72,000	230,560
Sinotrans Ltd., H shares	468,000	339,646
TCL Communication Technology Holdings Ltd.	449,000	539,766
Tianjin Port Development Holdings Ltd.	1,750,000	330,550
Xunlei Ltd., ADR(2)	12,377	133,053
		5,409,641
Peru — 1.3%
Ferreycorp S.A.A.	476,213	273,581
Intercorp Financial Services, Inc.	3,405	108,960
		382,541
Philippines — 3.3%
Alliance Global Group, Inc.	367,900	212,684
BDO Unibank, Inc.	157,750	344,243
Universal Robina Corp.	69,970	290,542
Vista Land & Lifescapes, Inc.	1,065,200	146,415
		993,884
Qatar — 0.4%
Al Meera Consumer Goods Co.	2,305	116,139
		116,139
Russia — 1.7%
Magnitogorsk Iron & Steel Works OJSC, GDR (Reg S)(2)	58,252	148,659
PhosAgro OAO, GDR (Reg S)	19,042	213,080
X5 Retail Group N.V., GDR (Reg S)(2)	8,471	156,290
		518,029
South Africa — 6.3%
Astral Foods Ltd.	17,768	239,762
Investec Ltd.	24,265	203,384
Mediclinic International Ltd.	36,431	296,723
MMI Holdings Ltd.	162,842	377,792
Mondi Ltd.	15,235	249,370
Omnia Holdings Ltd.	13,468	275,021
Super Group Ltd.(2)	92,899	254,741
		1,896,793
South Korea — 12.9%
Daewoo Securities Co. Ltd.(2)	18,489	187,924
Grand Korea Leisure Co. Ltd.	11,780	467,057
Hancom, Inc.	7,391	188,848
Hansol Paper Co.	17,490	181,264
Hanssem Co. Ltd.	1,590	172,335
KCC Corp.	542	369,017
KEPCO Plant Service & Engineering Co. Ltd.	3,943	311,985
LG Hausys Ltd.	1,488	293,923
Mando Corp.(1)(3)	2,223	288,499
Medy-Tox, Inc.	1,999	423,355
Samchully Co. Ltd.	2,023	291,310
Samkee Automotive Co. Ltd.	88,286	373,285
Wonik IPS Co. Ltd.(2)	30,966	367,542
		3,916,344

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

September 30, 2014 (unaudited)	Shares	Value
Taiwan — 22.0%
AcBel Polytech, Inc.	279,000	$330,928
Advantech Co. Ltd.	56,071	395,696
ASPEED Technology, Inc.	50,601	401,212
Chailease Holding Co. Ltd.	112,000	271,692
Cub Elecparts, Inc.	27,000	307,984
E.Sun Financial Holding Co. Ltd.	197,139	119,535
Gigabyte Technology Co. Ltd.	210,000	234,814
Grand Pacific Petrochemical Corp.	204,000	92,302
King Slide Works Co. Ltd.	41,000	461,547
King’s Town Bank Co. Ltd.	282,000	311,902
Largan Precision Co. Ltd.	6,000	429,258
Merry Electronics Co. Ltd.	66,150	307,337
MPI Corp.	112,000	369,561
Namchow Chemical Industrial Co. Ltd.	235,000	451,393
Novatek Microelectronics Corp.	87,000	429,361
Posiflex Technology, Inc.	48,290	264,775
Primax Electronics Ltd.	340,000	394,254
Promise Technology, Inc.	265,000	350,525
Sinmag Equipment Corp.	76,320	446,613
YC INOX Co. Ltd.	339,000	288,069
		6,658,758
Thailand — 3.3%
GFPT PCL (Reg F)	965,700	601,787
Siamgas & Petrochemicals PCL (Reg F)	239,600	100,496
Thai Union Frozen Products PCL (Reg F)	127,600	290,491
		992,774
Turkey — 2.6%
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	61,524	210,812
Celebi Hava Servisi A.S.(2)	27,474	287,223
Turkiye Sinai Kalkinma Bankasi A.S.	339,959	286,512
		784,547
United Arab Emirates — 0.1%
Emaar Malls Group PJSC(1)(2)	49,189	38,838
		38,838
Total Common Stocks (Cost $27,616,692)		29,280,508

	Shares	Value
Preferred Stocks — 0.7%
Brazil — 0.7%
Banco ABC Brasil S.A.	35,700	197,625
		197,625
Total Preferred Stocks (Cost $213,198)		197,625

	Rights	Value
Rights — 0.0%
China — 0.0%
Agile Property Holdings Ltd.(1)(2)	85,600	8,463
		8,463
Total Rights (Cost $0)		8,463
Total Investments — 97.3% (Cost $27,829,890)		29,486,596
Other Assets, Net — 2.7%		830,593
Total Net Assets — 100.0%		$30,317,189

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

(1)	Fair valued security.
(2)	Non-income-producing security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Mando Corp.	2,223	$36,631	$288,499	6/30/2014	0.95%

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$147,234	$—		$—	$147,234
Brazil	620,050	3,344	*	—	623,394
Colombia	90,574	—		—	90,574
Georgia	241,680	—		—	241,680
Greece	—	225,764	*	—	225,764
Hong Kong	—	1,578,441	*	—	1,578,441
India	—	1,699,033	*	—	1,699,033
Indonesia	—	840,108	*	—	840,108
Malaysia	—	661,447	*	—	661,447
Mexico	1,464,545	—		—	1,464,545
People’s Republic of China	375,376	5,034,265	*	—	5,409,641
Peru	382,541	—		—	382,541
Philippines	—	993,884	*	—	993,884
Qatar	116,139	—		—	116,139
Russia	518,029	—		—	518,029
South Africa	239,762	1,657,031	*	—	1,896,793
South Korea	—	3,627,845	*	288,499	3,916,344
Taiwan	—	6,658,758	*	—	6,658,758
Thailand	—	992,774	*	—	992,774
Turkey	—	784,547	*	—	784,547
United Arab Emirates	—	38,838	*	—	38,838
Preferred Stocks:
Brazil	197,625	—		—	197,625
Rights	—	8,463		—	8,463

Total	$4,393,555	$24,804,542		$288,499	$29,486,596

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 2/1/2014**	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	288,499

Balance as of 9/30/2014	$288,499

**	Commencement of operations.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.4%
Hong Kong — 7.4%
China Animal Healthcare Ltd.	541,000	$418,683
Guotai Junan International Holdings Ltd.	462,000	317,509
Huadian Fuxin Energy Corp. Ltd., H shares	868,000	509,621
Man Wah Holdings Ltd.	190,400	279,555
Nexteer Automotive Group Ltd.	363,000	321,949
Sound Global Ltd.(1)	332,000	331,625
		2,178,942
People’s Republic of China — 87.6%
Agile Property Holdings Ltd.	340,000	208,763
Alibaba Group Holding Ltd., ADR(1)	1,768	157,087
Baidu, Inc., ADR(1)	2,346	511,968
Bank of China Ltd., H shares	2,514,000	1,122,996
BYD Electronic International Co. Ltd.	284,500	329,371
China CITIC Bank Corp. Ltd., H shares	923,000	559,194
China Construction Bank Corp., H shares	3,182,000	2,229,398
China Life Insurance Co. Ltd., H shares	181,000	503,103
China Merchants Bank Co. Ltd., H shares	378,000	645,323
China Mobile Ltd.	135,000	1,578,076
China Oilfield Services Ltd., H shares	176,000	463,706
China Overseas Land & Investment Ltd.	114,000	292,270
China Pacific Insurance (Group) Co. Ltd., H shares	64,000	224,877
China Petroleum & Chemical Corp., H shares	953,200	833,709
China Resources Cement Holdings Ltd.	526,000	359,838
China Shenhua Energy Co. Ltd., H shares	88,500	246,349
China Singyes Solar Technologies Holdings Ltd.(1)	123,000	218,071
China Taiping Insurance Holdings Co. Ltd.(1)	207,800	450,039
China Telecom Corp. Ltd., H shares	882,000	540,652
China Unicom Hong Kong Ltd.	398,000	596,898
Chongqing Changan Automobile Co. Ltd., B shares	240,300	516,199
CNOOC Ltd.	509,000	876,488
CSR Corp. Ltd., H shares	439,000	385,908
Guangdong Investment Ltd.	222,000	259,516
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H shares	90,000	306,162
Haier Electronics Group Co. Ltd.	109,000	287,253
Huadian Power International Corp. Ltd., H shares	602,000	419,666
Industrial & Commercial Bank of China Ltd., H shares	1,309,000	816,443
Jiangnan Group Ltd.	1,454,000	314,587
Jiangxi Copper Co. Ltd., H Shares	116,000	191,990
Jumei International Holding Ltd., ADR(1)	6,161	144,660
Kaisa Group Holdings Ltd.	937,000	358,243
MMG Ltd.	520,000	181,824
New China Life Insurance Co. Ltd., H shares	146,500	510,401
PAX Global Technology Ltd.(1)	438,000	385,383
PetroChina Co. Ltd., H shares	990,000	1,268,836
Ping An Insurance (Group) Co. of China Ltd., H shares	115,500	868,072
Scud Group Ltd.	1,742,000	252,798
Shenzhen Expressway Co. Ltd., H shares	352,000	237,542
Shenzhen International Holdings Ltd.	212,500	289,726
Shimao Property Holdings Ltd.	208,500	420,640
Sihuan Pharmaceutical Holdings Group Ltd.	698,000	526,381
Sinotrans Ltd., H shares	567,000	411,495
TCL Communication Technology Holdings Ltd.	399,000	479,658
Tencent Holdings Ltd.	173,755	2,581,248
YY, Inc., ADR(1)	5,451	408,225
		25,771,032

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

September 30, 2014 (unaudited)	Shares	Value
Taiwan — 2.4%
AcBel Polytech, Inc.	221,000	$262,133
Merry Electronics Co. Ltd.	36,000	167,259
Namchow Chemical Industrial Co. Ltd.	143,000	274,677
		704,069
Total Common Stocks (Cost $25,802,645)		28,654,043

	Shares	Value
Exchange-Traded Funds — 1.5%
CSOP FTSE China A50 ETF	351,000	424,915
		424,915
Total Exchange-Traded Funds (Cost $432,746)		424,915

	Rights	Value
Rights — 0.0%
China — 0.0%
Agile Property Holdings Ltd.(1)(2)	68,000	6,723
		6,723
Total Rights (Cost $0)		6,723

	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $174,000, due 10/1/2014(3)	$174,000	174,000
Total Repurchase Agreements (Cost $174,000)		174,000
Total Investments — 99.5% (Cost $26,409,391)		29,259,681
Other Assets, Net — 0.5%		155,648
Total Net Assets — 100.0%		$29,415,329

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$181,800

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Hong Kong	$—	$2,178,942	*	$—	$2,178,942
People’s Republic of China	2,290,268	23,480,764	*	—	25,771,032
Taiwan	—	704,069	*	—	704,069
Exchange-Traded Funds	424,915	—		—	424,915
Rights	—	6,723		—	6,723
Repurchase Agreements	—	174,000		—	174,000

Total	$2,715,183	$26,544,498		$—	$29,259,681

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 5.7%
FHLMC
5.50% due 6/1/2038	$127,052	$141,497
7.00% due 9/1/2038	40,640	47,631
1534 Z
5.00% due 6/15/2023	122,384	131,585
3227 PR
5.50% due 9/15/2035(1)	1,162,760	1,232,509
FNMA
2.315% due 8/1/2046(2)	73,350	73,827
2.41% due 12/1/2036(1)(2)	102,888	109,254
3.00% due 5/1/2043	1,646,967	1,626,260
3.50% due 11/1/2042	7,329	7,505
4.50% due 12/1/2038 - 3/1/2044	1,800,000	1,945,403
5.00% due 12/1/2034 - 11/1/2036	54,437	60,129
5.50% due 4/1/2022 - 1/1/2038(1)	484,457	537,828
6.00% due 8/1/2021	76,450	82,591
7.00% due 8/1/2023 - 6/1/2032	55,696	63,628
7.50% due 12/1/2029 - 2/1/2031	78,141	90,620
8.00% due 6/1/2030 - 9/1/2030	34,082	40,103
2002-77 QG
5.50% due 12/25/2032	502,598	551,902
GNMA	45,633	52,904
6.00% due 12/15/2033
Total Agency Mortgage-Backed Securities (Cost $6,586,673)		6,795,176

	Principal Amount	Value
Asset-Backed Securities — 1.2%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.511% due 4/25/2033(2)	261,981	267,390
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(3)	1,072,537	1,132,769
Total Asset-Backed Securities (Cost $1,352,157)		1,400,159

	Principal Amount	Value
Senior Secured Loans — 6.2%
Building Materials — 0.5%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	282,250	276,783
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	356,944	352,482
		629,265
Food And Beverage — 0.5%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(2)	256,859	246,264
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	344,635	339,465
		585,729
Gaming — 1.3%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	298,311	296,695

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	$740,578	$726,692
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	595,500	583,221
		1,606,608
Healthcare — 0.6%
Fresenius Medical Care Holdings, Inc. USD Term Loan A 1.987% due 10/30/2017(2)	723,077	720,669
		720,669
Pharmaceuticals — 1.9%
Amgen, Inc. Term Loan 1.233% due 9/18/2018(2)	720,000	717,753
RPI Finance Trust
Term Loan B1
2.483% due 11/9/2016(2)	1,423,804	1,418,906
Term Loan B2
3.25% due 5/9/2018(2)	193,890	193,648
		2,330,307
Refining — 0.3%
Tesoro Corp. Delayed Draw Term Loan 2.404% due 5/30/2016(2)	318,000	315,217
		315,217
Wireless — 0.8%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	987,529	973,951
		973,951
Wirelines — 0.3%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	296,231	292,380
		292,380
Total Senior Secured Loans (Cost $7,523,964)		7,454,126

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 13.7%
Banc of America Commercial Mortgage Trust
2006-2 A4
5.92% due 5/10/2045(2)	927,000	978,861
2008-1 A4
6.427% due 2/10/2051(2)	1,050,000	1,172,619
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 AM 5.449% due 12/11/2040(1)(2)	810,000	844,170
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049	409,000	438,657
2013-375P B
3.635% due 5/10/2035(1)(2)(3)	900,000	897,644
2014-388G B
1.204% due 6/15/2033(2)(3)	600,000	600,290

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.999% due 6/15/2038(2)	$753,676	$798,241
Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	335,000	345,465
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	1,500,000	1,735,162
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	500,000	558,266
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	1,420,482	1,414,800
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	572,000	596,210
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7 AM
6.058% due 4/15/2045(2)	960,000	1,030,217
2011-PLSD A2
3.364% due 11/13/2044(1)(3)	1,550,000	1,613,538
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(1)	455,000	489,370
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(1)	560,000	576,660
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	1,150,000	1,126,822
SBA Tower Trust 2.24% due 4/15/2043(3)	500,000	492,776
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4 4.935% due 4/15/2042(1)	705,000	709,306
Total Commercial Mortgage-Backed Securities (Cost $16,166,800)		16,419,074

	Principal Amount	Value
Corporate Bonds — 44.9%
Aerospace & Defense — 0.2%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	150,000	196,415
		196,415
Automotive — 1.8%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	536,461
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	250,000	263,237
General Motors Financial Co., Inc. 2.625% due 7/10/2017	1,000,000	1,004,537
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	350,000	367,566
		2,171,801

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Banking — 11.5%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022(1)	$850,000	$973,880
Citigroup, Inc.
Sr. Nt.
1.70% due 7/25/2016	1,500,000	1,515,203
4.50% due 1/14/2022	400,000	428,874
6.125% due 11/21/2017	350,000	394,837
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(1)	400,000	401,703
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	393,256
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	473,224
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	479,106
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	600,000	625,647
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	300,000	287,381
Lloyds Bank PLC 5.80% due 1/13/2020(3)	350,000	403,236
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	1,000,000	1,016,523
Morgan Stanley
Sr. Nt.
3.75% due 2/25/2023	300,000	299,610
5.95% due 12/28/2017(1)	1,325,000	1,484,016
Regions Bank Sub. Nt. 7.50% due 5/15/2018(1)	500,000	582,939
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	400,000	423,375
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	600,000	583,964
The Goldman Sachs Group, Inc.
Sub. Nt.
5.625% due 1/15/2017	680,000	738,488
Sr. Nt.
5.75% due 1/24/2022(1)	500,000	568,588
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	1,300,000	1,306,396
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(1)	400,000	445,278
		13,825,524
Brokerage — 0.6%
KKR Group Finance Co. LLC 6.375% due 9/29/2020(1)(3)	600,000	701,627
		701,627
Building Materials — 0.7%
CRH America, Inc. 6.00% due 9/30/2016	350,000	382,826
Owens Corning 4.20% due 12/15/2022(1)	500,000	508,869
		891,695

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Cable Satellite — 0.8%
Comcast Corp. 6.45% due 3/15/2037	$250,000	$319,510
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	550,000	609,620
		929,130
Chemicals — 1.4%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	500,000	502,578
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041	200,000	228,967
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	111,429
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	700,000	772,727
		1,615,701
Diversified Manufacturing — 0.2%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(3)	200,000	248,212
		248,212
Electric — 1.0%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035(1)	300,000	305,422
Nevada Power Co. 6.65% due 4/1/2036(1)	250,000	329,593
PPL Electric Utilities Corp. 6.25% due 5/15/2039	220,000	289,282
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	327,771
		1,252,068
Energy - Integrated — 0.3%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	382,014
		382,014
Finance Companies — 2.3%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	400,000	388,000
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(3)	800,000	808,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032(1)	200,000	263,687
International Lease Finance Corp.
Sr. Nt.
4.625% due 4/15/2021	950,000	942,875
4.875% due 4/1/2015	400,000	406,000
		2,808,562

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Food And Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	$625,000	$560,734
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	330,954
		891,688
Government Related — 2.1%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	463,125	508,280
Petrobras International Finance Co. 5.875% due 3/1/2018(1)	800,000	863,600
Petroleos Mexicanos 5.75% due 3/1/2018	1,000,000	1,107,500
		2,479,380
Health Insurance — 0.1%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	125,000	164,071
		164,071
Healthcare — 0.9%
Amsurg Corp. 5.625% due 11/30/2020	500,000	505,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	212,830
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	330,000
		1,047,830
Home Construction — 0.7%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(1)	750,000	796,875
		796,875
Independent Energy — 2.9%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	1,000,000	1,090,809
Chesapeake Energy Corp. 7.25% due 12/15/2018	650,000	741,000
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022	720,000	723,600
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	500,000	508,969
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	413,500
		3,477,878
Insurance - Life — 1.2%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	250,000	281,231
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	139,375
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	365,360
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	300,000	319,057
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	300,000	386,491
		1,491,514

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty — 0.9%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	$225,000	$272,055
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	500,000	497,007
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	300,000	321,000
		1,090,062
Media - Entertainment — 0.4%
Time Warner Cos., Inc. 7.57% due 2/1/2024	350,000	446,838
		446,838
Metals And Mining — 2.1%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	488,292
ArcelorMittal Sr. Nt. 4.25% due 8/5/2015	1,000,000	1,016,250
Freeport-McMoRan, Inc. Sr. Nt. 3.55% due 3/1/2022	450,000	439,715
Steel Dynamics, Inc. 5.25% due 4/15/2023	250,000	251,875
Vale Overseas Ltd. 6.25% due 1/23/2017	300,000	330,504
		2,526,636
Midstream — 1.6%
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	430,365
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043	275,000	265,674
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(2)	400,000	440,000
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	750,000	832,824
		1,968,863
Oil Field Services — 1.7%
Nabors Industries, Inc. 4.625% due 9/15/2021(1)	750,000	806,058
Transocean, Inc. 6.00% due 3/15/2018(1)	500,000	539,135
Weatherford International Ltd.
5.125% due 9/15/2020	350,000	381,720
6.50% due 8/1/2036	250,000	288,362
		2,015,275
Packaging — 0.5%
Sealed Air Corp. 8.125% due 9/15/2019(3)	120,000	129,600
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	500,000	502,500
		632,100

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Paper — 1.3%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(3)	$670,000	$757,091
Rock Tenn Co. 4.90% due 3/1/2022(1)	800,000	857,536
		1,614,627
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	175,000	183,241
		183,241
Real Estate Investment Trust — 1.7%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(1)	1,000,000	1,078,789
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	300,000	323,486
ProLogis LP 6.875% due 3/15/2020	145,000	171,348
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	400,000	428,989
		2,002,612
Technology — 1.4%
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(1)(3)	620,000	652,612
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(1)	1,000,000	1,036,858
		1,689,470
Wireless — 1.3%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	700,000	777,714
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016(1)	648,000	681,615
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	100,000	114,808
		1,574,137
Wirelines — 2.4%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	300,000	354,926
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030	250,000	363,494
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	169,431
Telecom Italia Capital S.A. 5.25% due 10/1/2015	150,000	154,125
Verizon Communications, Inc.
Sr. Nt.
6.40% due 2/15/2038	350,000	423,979

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
6.55% due 9/15/2043(1)	$1,150,000	$1,436,801
		2,902,756
Total Corporate Bonds (Cost $50,981,933)		54,018,602

	Principal Amount	Value
Municipal Bonds — 2.4%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	400,000	479,448
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	377,955
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	685,620
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	397,055
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	300,000	383,802
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	527,036
Total Municipal Bonds (Cost $2,372,716)		2,850,916

	Principal Amount	Value
Non Agency Mortgage-Backed Securities — 9.0%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	639,823	675,574
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	850,881	917,709
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	281,312	246,116
Countrywide Home Loans Mortgage Pass-Through Trust
2002-19 1A1
6.25% due 11/25/2032	146,169	151,116
2003-11 A31
5.50% due 5/25/2033	396,999	408,872
2003-J7 2A12
5.00% due 8/25/2033	332,452	344,441
2004-5 2A9
5.25% due 5/25/2034	469,009	496,717
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	49,897	51,654
JPMorgan Mortgage Trust
2004-S2 1A3
4.75% due 11/25/2019	243,950	245,613
2005-A3 11A2
2.713% due 6/25/2035(2)	773,058	776,939
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.635% due 11/21/2034(2)	742,681	757,722
Master Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	191,283	200,139

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
2003-5 2A1
5.00% due 6/25/2018	$102,550	$106,123
2003-7 4A33
5.25% due 9/25/2033(1)	590,508	619,600
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.469% due 2/25/2035(2)	299,078	301,501
Prime Mortgage Trust
2003-3 A9
5.50% due 1/25/2034	495,716	495,334
2004-2 A3
5.25% due 11/25/2019	69,327	72,190
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	73,771	75,530
Residential Funding Mortgage Securities I 2005-S3 A1 4.75% due 3/25/2020	291,358	296,210
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.419% due 5/25/2034(2)	782,495	788,161
Structured Asset Securities Corp.
2004-20 7A1
5.25% due 11/25/2034	689,645	699,174
2004-21XS 2A6A
4.74% due 12/25/2034(2)	54,824	56,018
Wells Fargo Mortgage Backed Securities Trust
2003-17 1A14
5.25% due 1/25/2034	307,155	326,265
2004-6 A4
5.50% due 6/25/2034	129,529	135,904
2004-Y 3A1
2.604% due 11/25/2034(2)	362,107	366,736
2005-2 2A1
4.75% due 4/25/2020(1)	140,945	145,699
2005-AR12 2A6
2.619% due 6/25/2035(1)(2)	645,723	651,548
2006-1 A3
5.00% due 3/25/2021	202,371	206,863
2007-13 A7
6.00% due 9/25/2037	256,400	254,904
Total Non Agency Mortgage-Backed Securities (Cost $10,703,527)		10,870,372

	Principal Amount	Value
U.S. Government Securities — 8.8%
U.S. Treasury Bonds
3.625% due 2/15/2044	3,200,000	3,458,000
3.75% due 11/15/2043	300,000	331,593
U.S. Treasury Notes
0.875% due 9/15/2016	4,000,000	4,021,720
1.75% due 5/15/2023	2,900,000	2,748,655
Total U.S. Government Securities (Cost $10,525,801)		10,559,968

	Principal Amount	Value
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $5,073,000, due 10/1/2014(4)	5,073,000	5,073,000
Total Repurchase Agreements (Cost $5,073,000)		5,073,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

Total Investments — 96.1% (Cost $111,286,571)	115,441,393
Other Assets, Net — 3.9%	4,745,228
Total Net Assets — 100.0%	$120,186,621

(1)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $17,163,326, representing 14.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$5,177,855

The table below presents futures contracts as of September 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
10 YR U.S. Treasury Notes	Goldman Sachs & Co.	77	12/19/2014	$9,597	$(67,316)
5 YR U.S. Treasury Notes	Goldman Sachs & Co.	90	12/31/2014	10,643	(22,348)
U.S. Long Bond	Goldman Sachs & Co.	7	12/19/2014	965	(16,649)

Total					$(106,313)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$6,795,176	$—	$6,795,176
Asset-Backed Securities	—	1,400,159	—	1,400,159
Senior Secured Loans	—	7,454,126	—	7,454,126
Commercial Mortgage-Backed Securities	—	16,419,074	—	16,419,074
Corporate Bonds	—	54,018,602	—	54,018,602
Municipal Bonds	—	2,850,916	—	2,850,916
Non Agency Mortgage-Backed Securities	—	10,870,372	—	10,870,372
U.S. Government Securities	—	10,559,968	—	10,559,968
Repurchase Agreements	—	5,073,000	—	5,073,000
Other Financial Instruments:
Financial Futures Contracts	(106,313)	—	—	(106,313)

Total	$(106,313)	$115,441,393	$—	$115,335,080

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.0%
FHLMC 1534 Z 5.00% due 6/15/2023	$51,154	$55,000
20 H 5.50% due 10/25/2023	26,691	29,109
7.00% due 9/1/2038	19,507	22,863
FNMA 2.315% due 8/1/2046(1)	25,687	25,853
Total Agency Mortgage-Backed Securities (Cost $124,266)		132,825

	Principal Amount	Value
Asset-Backed Securities — 8.8%
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(2)	14,500,000	14,528,667
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.511% due 4/25/2033(1)	59,581	60,811
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(3)	10,500,000	10,408,325
2014-1A A 2.46% due 7/20/2020(2)(3)	6,000,000	5,997,498
Barclays Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018(2)	6,200,000	6,194,215
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016(2)	4,500,000	4,505,202
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017(2)	6,300,000	6,309,110
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(2)	3,000,000	2,987,271
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021	4,500,000	4,468,289
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	2,755,229	2,756,659
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017	4,100,000	4,097,753
Honda Auto Receivables Owner Trust 2012-4 A4 0.66% due 12/18/2018	8,200,000	8,204,526
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(2)(3)	3,600,000	3,596,062
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(2)(3)	5,400,000	5,383,265
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019(2)	4,500,000	4,506,093
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(1)	25,408	22,850

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(2)	$13,805,000	$13,672,582
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(2)(3)	1,024,818	1,025,713
Total Asset-Backed Securities (Cost $98,876,797)		98,724,891

	Principal Amount	Value
Senior Secured Loans — 9.4%
Building Materials — 0.7%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	4,207,500	4,122,046
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	3,283,881	3,242,832
		7,364,878
Consumer Products — 0.6%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	6,794,286	6,652,761
		6,652,761
Food And Beverage — 0.6%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(1)	7,208,750	7,100,619
		7,100,619
Gaming — 1.9%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	3,878,050	3,857,031
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	4,866,250	4,787,173
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	7,010,804	6,879,352
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(1)	5,955,000	5,832,208
		21,355,764
Healthcare — 1.4%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(1)	2,992,500	2,954,735
Fresenius Medical Care Holdings, Inc. USD Term Loan A 1.987% due 10/30/2017(1)	3,702,225	3,689,896
Fresenius SE & Co. KGaA USD Term Loan B 2.234% due 8/7/2019(1)	8,910,000	8,898,863
		15,543,494
Leisure — 1.1%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(1)	6,842,647	6,748,561

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	$5,197,500	$5,009,922
		11,758,483
Media - Entertainment — 0.3%
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	3,227,398	3,182,021
		3,182,021
Pharmaceuticals — 1.6%
Amgen, Inc. Term Loan 1.233% due 9/18/2018(1)	8,100,000	8,074,728
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	3,241,878	3,189,197
RPI Finance Trust Term Loan A 2.233% due 8/9/2016(1)	2,608,340	2,588,778
Term Loan B2 3.25% due 5/9/2018(1)	3,824,001	3,819,221
		17,671,924
Refining — 0.3%
Tesoro Corp. Delayed Draw Term Loan 2.404% due 5/30/2016(1)	3,577,500	3,546,197
		3,546,197
Wireless — 0.7%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	7,586,832	7,482,513
		7,482,513
Wirelines — 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	2,764,824	2,728,881
		2,728,881
Total Senior Secured Loans (Cost $105,735,743)		104,387,535

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 22.9%
American Tower Trust I 13 1A 1.551% due 3/15/2043(2)(3)	7,000,000	6,885,494
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)	255,000	265,309
2006-1 AM 5.421% due 9/10/2045(1)	7,000,000	7,348,670
2007-3 AM 5.79% due 6/10/2049(1)(2)	4,050,000	4,390,844
2008-1 A4 6.427% due 2/10/2051(1)	9,630,000	10,754,591
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	10,000,000	10,284,280
2005-5 A4 5.115% due 10/10/2045(1)(2)	13,781,808	14,114,956

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	$12,535,454	$12,972,691
2006-T24 AM 5.568% due 10/12/2041(1)(2)	9,300,000	9,976,966
2007-PW16 AM 5.897% due 6/11/2040(1)(2)	2,800,000	3,069,850
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(2)	4,515,000	4,842,387
2014-388G B 1.204% due 6/15/2033(1)(3)	4,775,000	4,777,306
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.527% due 1/15/2046(1)	4,020,000	4,223,541
Commercial Mortgage Trust 2005-C6 AJ 5.209% due 6/10/2044(1)	2,443,000	2,512,970
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.999% due 6/15/2038(1)	12,294,340	13,021,304
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(3)	3,650,000	3,728,001
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039	1,700,000	1,829,326
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	8,000,000	8,027,712
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP1 A4 5.038% due 3/15/2046(1)	3,329,619	3,337,600
2005-LDP5 AM 5.446% due 12/15/2044(1)	2,420,000	2,536,944
2006-LDP7 AM 6.058% due 4/15/2045(1)(2)	6,400,000	6,868,115
2007-CB18 A4 5.44% due 6/12/2047(2)	11,815,464	12,727,193
2007-LD12 AM 6.197% due 2/15/2051(1)(2)	4,000,000	4,405,372
LB UBS Commercial Mortgage Trust 2005-C3 AJ 4.843% due 7/15/2040	2,520,000	2,562,774
2006-C6 A4 5.372% due 9/15/2039(2)	11,250,000	12,026,565
2006-C6 AM 5.413% due 9/15/2039	1,125,000	1,209,980
Merrill Lynch Mortgage Trust 2005-LC1 A4 5.291% due 1/12/2044(1)	2,688,548	2,796,789
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048	8,500,000	8,340,481
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.596% due 3/12/2044(1)	9,064,036	9,414,316
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	11,600,000	11,594,049
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020	4,147,000	4,270,373

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
SBA Tower Trust 2.24% due 4/15/2043(3)	$13,000,000	$12,812,176
2.933% due 12/15/2042(3)	5,000,000	5,070,400
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)	646,309	646,178
2005-C18 A4 4.935% due 4/15/2042	4,500,000	4,527,486
2005-C18 AJ2 5.022% due 4/15/2042(1)	4,000,000	4,074,240
2006-C28 AM 5.603% due 10/15/2048(1)(2)	5,000,000	5,380,090
2006-C29 A4 5.308% due 11/15/2048(2)	12,060,881	12,872,397
2007-C33 AM 6.14% due 2/15/2051(1)(2)	5,250,000	5,733,525
Total Commercial Mortgage-Backed Securities (Cost $264,178,542)		256,233,241

	Principal Amount	Value
Corporate Bonds — 38.1%
Aerospace & Defense — 0.7%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	3,250,000	3,298,750
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	4,600,000	4,715,929
		8,014,679
Automotive — 1.0%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	2,600,000	2,621,863
2.75% due 5/15/2015	4,000,000	4,052,204
General Motors Financial Co., Inc. 3.25% due 5/15/2018	4,000,000	4,020,000
		10,694,067
Banking — 9.7%
Ally Financial, Inc. 2.75% due 1/30/2017	2,900,000	2,842,000
3.125% due 1/15/2016	2,000,000	2,000,000
Amsouth Bank Sub. Nt. Series AI 5.20% due 4/1/2015	3,000,000	3,061,371
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017	4,000,000	3,982,716
4.50% due 4/1/2015	6,500,000	6,626,490
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	4,500,000	5,002,038
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	3,000,000	3,008,373
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018	4,000,000	3,939,764
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	1,063,000	1,068,486
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(3)	4,500,000	4,543,767

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	$9,000,000	$9,206,910
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	4,750,000	4,860,969
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	4,700,000	4,750,130
3.45% due 11/2/2015	3,750,000	3,856,163
Regions Bank Sub. Nt. 7.50% due 5/15/2018	4,500,000	5,246,446
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017	3,750,000	3,751,924
2.55% due 9/18/2015	7,000,000	7,103,803
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	4,500,000	4,584,645
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.90% due 1/12/2015(3)	4,500,000	4,514,621
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,787,928
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015	2,500,000	2,520,240
3.30% due 5/3/2015	6,750,000	6,857,730
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016	4,000,000	4,003,528
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	5,000,000	5,165,345
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	861,994
		108,147,381
Brokerage — 1.7%
E*TRADE Financial Corp. 6.75% due 6/1/2016(2)	5,000,000	5,262,500
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015	6,000,000	6,173,700
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	7,000,000	7,069,125
		18,505,325
Building Materials — 0.5%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	4,500,000	5,118,709
		5,118,709
Cable Satellite — 0.7%
DISH DBS Corp. 6.625% due 10/1/2014	3,500,000	3,500,000
Time Warner Cable, Inc. 5.85% due 5/1/2017	4,000,000	4,433,600
		7,933,600

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Chemicals — 0.6%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	$2,700,000	$2,700,000
Yara International A.S.A. Sr. Nt. 5.25% due 12/15/2014(3)	4,500,000	4,541,769
		7,241,769
Construction Machinery — 0.5%
CNH Industrial Capital LLC 3.25% due 2/1/2017	2,500,000	2,462,500
3.875% due 11/1/2015	2,750,000	2,767,187
		5,229,687
Consumer Cyclical Services — 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017	4,500,000	4,387,500
		4,387,500
Diversified Manufacturing — 0.5%
Pentair Finance S.A. 1.35% due 12/1/2015	1,750,000	1,759,998
1.875% due 9/15/2017	3,750,000	3,763,537
		5,523,535
Electric — 1.2%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	1,800,000	1,908,000
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018	2,400,000	2,409,557
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	2,750,000	2,798,125
The Dayton Power & Light Co. 1.875% due 9/15/2016	5,800,000	5,877,157
		12,992,839
Finance Companies — 1.0%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	4,640,000	4,529,800
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018	3,500,000	3,473,750
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017	3,250,000	3,282,500
		11,286,050
Financial - Other — 0.2%
Icahn Enterprises LP 3.50% due 3/15/2017	2,700,000	2,673,000
		2,673,000
Food And Beverage — 0.5%
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	5,000,000	5,154,435
		5,154,435
Government Related — 1.8%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	4,500,000	4,539,105

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
CNOOC Nexen Finance ULC 1.625% due 4/30/2017	$8,500,000	$8,502,354
Petrobras Global Finance B.V. 2.00% due 5/20/2016	1,000,000	999,950
3.25% due 3/17/2017	4,250,000	4,300,872
Petrobras International Finance Co. 2.875% due 2/6/2015	2,250,000	2,263,883
		20,606,164
Healthcare — 1.3%
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018	3,500,000	3,516,482
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	1,750,000	1,752,126
Owens & Minor, Inc. 6.35% due 4/15/2016	4,100,000	4,446,999
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	4,500,000	4,486,244
		14,201,851
Home Construction — 0.7%
DR Horton, Inc. 3.625% due 2/15/2018	4,500,000	4,455,000
MDC Holdings, Inc. 5.375% due 7/1/2015	3,500,000	3,605,000
		8,060,000
Industrial - Other — 0.4%
URS Corp. 3.85% due 4/1/2017	4,500,000	4,644,500
		4,644,500
Insurance - Life — 0.5%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	2,965,000	3,040,320
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	3,000,000	3,118,578
		6,158,898
Insurance: Property - Casualty — 1.6%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,519,188
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	4,700,000	4,742,300
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,674,028
XLIT Ltd. 2.30% due 12/15/2018	4,000,000	3,996,460
		17,931,976
Media - Entertainment — 1.1%
21st Century Fox America, Inc. 5.30% due 12/15/2014	4,500,000	4,546,485
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	3,000,000	3,067,500
Time Warner, Inc. 3.15% due 7/15/2015	4,500,000	4,589,235
		12,203,220

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Metals And Mining — 2.0%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	$3,900,000	$3,914,625
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	4,500,000	4,533,750
Freeport-McMoRan, Inc. Sr. Nt. 1.40% due 2/13/2015	2,700,000	2,707,598
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(3)	750,000	758,383
2.85% due 11/10/2014(3)	3,500,000	3,507,770
Plains Exploration & Production Co. 8.625% due 10/15/2019	4,275,000	4,483,838
Steel Dynamics, Inc. 7.625% due 3/15/2020	2,500,000	2,625,000
		22,530,964
Midstream — 1.3%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018	3,400,000	3,395,753
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	1,800,000	1,980,000
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	4,700,000	4,688,250
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	4,500,000	4,549,883
		14,613,886
Oil Field Services — 1.2%
Nabors Industries, Inc. 2.35% due 9/15/2016	3,400,000	3,474,212
Transocean, Inc. 2.50% due 10/15/2017	5,000,000	4,999,425
Weatherford International LLC 6.35% due 6/15/2017	4,000,000	4,485,384
		12,959,021
Pharmaceuticals — 1.4%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	6,500,000	6,524,460
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,386,250
Mylan, Inc. Sr. Nt. 1.35% due 11/29/2016	2,250,000	2,249,732
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	3,400,000	3,407,368
		15,567,810
Real Estate Investment Trusts — 1.7%
ARC Properties Operating Partnership LP 2.00% due 2/6/2017(3)	3,500,000	3,498,068
BioMed Realty LP 3.85% due 4/15/2016	1,700,000	1,771,949
Prologis LP 4.50% due 8/15/2017	4,000,000	4,284,536
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	4,000,000	4,413,780

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	$4,500,000	$4,761,171
		18,729,504
Refining — 0.2%
Phillips 66 1.95% due 3/5/2015	2,700,000	2,717,261
		2,717,261
Retailers — 0.2%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016	2,500,000	2,503,588
		2,503,588
Technology — 1.1%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	3,650,000	3,813,626
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	5,500,000	5,546,805
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,408,500
		12,768,931
Transportation Services — 0.6%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(3)	3,846,000	3,894,067
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	2,500,000	2,595,133
		6,489,200
Wireless — 1.3%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015	8,500,000	8,615,940
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	5,602,000	5,980,241
		14,596,181
Wirelines — 0.5%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	5,800,000	5,952,494
		5,952,494
Total Corporate Bonds (Cost $423,163,752)		426,138,025

	Principal Amount	Value
Municipal Bonds — 0.4%
Illinois St. G.O. 4.511% due 3/1/2015	4,400,000	4,469,652
Total Municipal Bonds (Cost $4,435,299)		4,469,652

	Principal Amount	Value
Non Agency Mortgage-Backed Securities — 13.4%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	1,553,292	1,675,288

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
2005-D A1 2.631% due 5/25/2035(1)	$3,748,807	$3,841,695
Banc of America Mortgage Securities Trust 2003-J 2A2 2.847% due 11/25/2033(1)	1,555,231	1,560,311
Bear Stearns ALT-A Trust 2003-3 2A 2.859% due 10/25/2033(1)	5,210,952	5,273,290
2004-4 A1 0.755% due 6/25/2034(1)	3,979,233	3,823,478
2004-7 2A1 2.468% due 8/25/2034(1)	2,921,627	2,957,899
Chase Mortgage Finance Trust 2007-A1 2A1 2.468% due 2/25/2037(1)	2,222,127	2,230,027
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033	1,748,701	1,800,998
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033	760,581	793,461
2003-23 2A8 4.50% due 10/25/2018	354,024	355,569
2003-8 2A1 5.00% due 4/25/2018	232,643	234,636
2004-5 5A1 5.00% due 8/25/2019	564,787	575,619
2004-AR5 3A1 2.522% due 6/25/2034(1)	5,346,189	5,373,006
2004-AR5 6A1 2.47% due 6/25/2034(1)	8,686,406	8,732,096
2004-AR7 4A1 2.445% due 11/25/2034(1)	5,332,945	5,408,860
First Horizon Asset Securities, Inc. 2004-4 2A3 4.50% due 7/25/2019	291,047	297,031
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	1,158,666	1,189,196
Impac CMB Trust 2004-7 1A1 0.895% due 11/25/2034(1)	5,791,979	5,613,621
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	814,866	848,221
2004-S2 1A3 4.75% due 11/25/2019	441,618	444,628
2005-A1 3A1 2.61% due 2/25/2035(1)	2,084,230	2,127,234
2005-A1 6T1 2.646% due 2/25/2035(1)	730,461	724,460
2006-A2 5A1 2.494% due 11/25/2033(1)	2,873,618	2,926,906
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.643% due 4/21/2034(1)	3,093,054	3,124,903
2004-13 3A7 2.635% due 11/21/2034(1)	6,238,255	6,364,592
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	558,437	558,611
2003-5 2A1 5.00% due 6/25/2018	237,318	245,585
2003-9 5A2 4.75% due 10/25/2018	3,011,702	3,043,735

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.469% due 2/25/2035(1)	$9,749,736	$9,828,709
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	471,623	478,159
2004-7AR 2A1 2.426% due 9/25/2034(1)	6,864,334	6,831,405
2005-6AR 1A1 0.435% due 11/25/2035(1)	2,699,510	2,662,759
MortgageIT Trust 2004-1 A1 0.935% due 11/25/2034(1)	3,633,162	3,541,377
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	1,033,302	1,032,506
2004-2 A2 4.75% due 11/25/2019	398,772	413,265
2004-2 A3 5.25% due 11/25/2019	243,315	253,361
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	12,236	12,528
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(2)	1,284,655	1,285,330
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	1,060,792	1,078,454
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.39% due 6/25/2034(1)	6,587,796	6,671,902
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 0.853% due 4/19/2035(1)	2,154,834	2,084,164
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	1,512,538	1,534,368
2004-21XS 2A6A 4.74% due 12/25/2034(1)	284,309	290,501
2004-3 3A1 5.50% due 3/25/2019	770,264	789,030
Thornburg Mortgage Securities Trust 2003-4 A1 0.795% due 9/25/2043(1)	5,701,322	5,505,339
2004-4 3A 2.001% due 12/25/2044(1)	7,111,886	7,117,391
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.505% due 10/25/2033(1)	591,704	601,460
2003-N 2A1 2.491% due 12/25/2033(1)	1,211,377	1,205,583
2004-M A7 2.615% due 8/25/2034(1)	4,534,740	4,627,529
2004-O A1 2.615% due 8/25/2034(1)	2,201,884	2,204,471
2004-Z 2A2 2.615% due 12/25/2034(1)	2,340,635	2,382,411
2005-2 2A1 4.75% due 4/25/2020	207,271	214,263
2005-AR10 2A6 2.614% due 6/25/2035(1)	5,259,317	5,313,588
2005-AR12 2A5 2.619% due 6/25/2035(1)	4,306,412	4,355,372

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
2005-AR12 2A6 2.619% due 6/25/2035(1)	$4,798,753	$4,842,043
Total Non Agency Mortgage-Backed Securities (Cost $148,415,314)		149,302,224

	Principal Amount	Value
U.S. Agencies — 0.1%
FHLMC 2.00% due 8/25/2016	400,000	410,607
Total U.S. Agencies (Cost $406,161)		410,607

	Principal Amount	Value
U.S. Government Securities — 5.3%
U.S. Treasury Notes 0.875% due 7/15/2017	8,200,000	8,171,808
1.00% due 9/15/2017	31,600,000	31,550,641
1.375% due 12/31/2018	8,000,000	7,918,128
1.625% due 3/31/2019	12,000,000	11,966,256
Total U.S. Government Securities (Cost $59,644,587)		59,606,833

	Principal Amount	Value
Repurchase Agreements — 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $1,401,000, due 10/1/2014(4)	1,401,000	1,401,000
Total Repurchase Agreements (Cost $1,401,000)		1,401,000
Total Investments — 98.5% (Cost $1,106,381,461)		1,100,806,833
Other Assets, Net — 1.5%		16,779,917
Total Net Assets — 100.0%		$1,117,586,750

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2014.
(2)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $151,921,347, representing 13.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$1,432,684

The table below presents futures contracts as of September 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
2 YR U.S. Tresaury Note	Goldman Sachs & Co.	409	12/31/2014	$89,507	$(1,440)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$132,825	$—	$132,825
Asset-Backed Securities	—	98,724,891	—	98,724,891
Senior Secured Loans	—	104,387,535	—	104,387,535
Commercial Mortgage-Backed Securities	—	256,233,241	—	256,233,241
Corporate Bonds	—	426,138,025	—	426,138,025
Municipal Bonds	—	4,469,652	—	4,469,652
Non Agency Mortgage-Backed Securities	—	149,302,224	—	149,302,224
U.S. Agencies	—	410,607	—	410,607
U.S. Government Securities	—	59,606,833	—	59,606,833
Repurchase Agreements	—	1,401,000	—	1,401,000
Other Financial Instruments:
Financial Futures Contracts	(1,440)	—	—	(1,440)

Total	$(1,440)	$1,100,806,833	$—	$1,100,805,393

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 32.2%
Cable Satellite — 1.1%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	$1,193,963	$1,186,500
		1,186,500
Chemicals — 1.2%
Arysta LifeScience SPC LLC 2nd Lien Term Loan 8.25% due 11/30/2020(1)	1,350,000	1,355,630
		1,355,630
Electric — 1.3%
Viva Alamo LLC Term Loan B 4.75% due 2/20/2021(1)	1,492,500	1,473,844
		1,473,844
Food And Beverage — 1.4%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 9/24/2021(1)	1,500,000	1,488,330
		1,488,330
Healthcare — 3.9%
CareCore National LLC Term Loan B 5.50% due 3/5/2021(1)	1,492,500	1,481,306
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	1,500,000	1,492,500
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,333,125
		4,306,931
Independent Energy — 2.6%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	1,500,000	1,496,250
Fieldwood Energy LLC 2nd Lien Term Loan 8.375% due 9/30/2020(1)	1,350,000	1,351,688
		2,847,938
Industrial - Other — 0.9%
Road Infrastructure Investment LLC New 2nd Lien Term Loan 7.75% due 9/21/2021(1)	1,000,000	962,500
		962,500
Insurance: Property - Casualty — 2.6%
Asurion LLC New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	1,350,000	1,362,231
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	1,492,462	1,464,479
		2,826,710

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Leisure — 1.0%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	$1,193,970	$1,150,879
		1,150,879
Media - Entertainment — 3.3%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	987,500	913,438
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	1,416,484	1,400,548
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	1,350,000	1,313,995
		3,627,981
Oil Field Services — 5.5%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/2/2021(1)	1,000,000	985,000
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	1,396,473	1,337,124
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	1,492,500	1,462,650
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	723,440	729,770
UTEX Industries, Inc. 2nd Lien Term Loan 2014 8.25% due 5/22/2022(1)	1,500,000	1,503,750
		6,018,294
Retailers — 1.3%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	1,500,000	1,472,295
		1,472,295
Technology — 6.1%
Applied Systems, Inc. New 2nd Lien Term Loan 7.50% due 1/23/2022(1)	500,000	497,875
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	994,147	984,832
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	1,346,625	1,338,626
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 5/15/2022(1)	1,350,000	1,342,129
Regit Eins GmbH USD 2nd Lien Term Loan 9.50% due 6/30/2022(1)	1,350,000	1,311,187
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	1,250,000	1,220,313
		6,694,962
Total Senior Secured Loans (Cost $35,868,199)		35,412,794

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Corporate Bonds — 62.9%
Automotive — 0.7%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(2)	$730,000	$817,600
		817,600
Cable Satellite — 2.4%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	1,500,000	1,451,250
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(3)	1,200,000	1,234,500
		2,685,750
Chemicals — 2.1%
Hexion U.S. Finance Corp. Sr. Sec. Nt. 8.875% due 2/1/2018	1,550,000	1,579,062
WR Grace & Co-Conn 5.125% due 10/1/2021(3)	750,000	762,188
		2,341,250
Consumer Cyclical Services — 1.4%
Monitronics International, Inc. 9.125% due 4/1/2020(2)	1,500,000	1,545,000
		1,545,000
Consumer Products — 0.6%
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019	670,000	673,350
		673,350
Electric — 2.6%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(3)	1,200,000	1,242,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	1,550,000	1,600,375
		2,842,375
Gaming — 3.6%
Boyd Gaming Corp. 9.00% due 7/1/2020	1,400,000	1,470,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	1,500,000	1,515,000
Scientific Games International, Inc. 6.625% due 5/15/2021(3)	1,200,000	1,002,000
		3,987,000
Healthcare — 3.8%
Amsurg Corp. 5.625% due 11/30/2020(2)	1,300,000	1,313,000
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(3)(4)	1,200,000	1,221,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	$1,450,000	$1,591,375
		4,125,375
Healthcare - REITs — 0.8%
Sabra Health Care LP 5.50% due 2/1/2021	850,000	862,750
		862,750
Home Construction — 3.7%
WCI Communities, Inc.
6.875% due 8/15/2021(3)	670,000	673,350
WCI Communities, Inc. 6.875% due 8/15/2021	1,000,000	1,005,000
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	1,200,000	1,161,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	1,200,000	1,188,000
		4,027,350
Independent Energy — 13.9%
Alta Mesa Holdings LP 9.625% due 10/15/2018	1,120,000	1,159,200
BreitBurn Energy Partners LP 7.875% due 4/15/2022	560,000	567,000
California Resources Corp.
5.00% due 1/15/2020(3)	750,000	761,250
5.50% due 9/15/2021(3)	750,000	761,250
Energy XXI Gulf Coast, Inc. 6.875% due 3/15/2024(3)	1,600,000	1,504,000
EV Energy Partners LP 8.00% due 4/15/2019	680,000	703,800
Gulfport Energy Corp. 7.75% due 11/1/2020(3)	1,000,000	1,042,500
Halcon Resources Corp. 9.75% due 7/15/2020	1,310,000	1,332,925
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(3)	1,500,000	1,331,250
Linn Energy LLC 6.25% due 11/1/2019	600,000	585,750
Memorial Production Partners LP 7.625% due 5/1/2021	800,000	796,000
Midstates Petroleum Co., Inc. 9.25% due 6/1/2021	1,365,000	1,344,525
Northern Blizzard Resources, Inc. 7.25% due 2/1/2022(3)	390,000	401,700
Rex Energy Corp. 6.25% due 8/1/2022(3)	170,000	164,050
Samson Investment Co. 9.75% due 2/15/2020	1,470,000	1,334,025
Sanchez Energy Corp. 6.125% due 1/15/2023(3)	1,500,000	1,485,450
		15,274,675
Industrial - Other — 0.7%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(3)	800,000	814,000
		814,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty — 0.9%
Hub Holdings LLC Sr. Nt. 8.125% due 7/15/2019(3)(4)	$1,000,000	$977,500
		977,500
Media - Entertainment — 4.1%
AMC Networks, Inc. 4.75% due 12/15/2022	1,200,000	1,185,000
Getty Images, Inc. Sr. Nt. 7.00% due 10/15/2020(3)	1,200,000	885,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)(3)	1,100,000	1,133,000
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(3)	1,214,000	1,298,980
		4,501,980
Metals And Mining — 2.0%
FMG Resources August 2006 Pty. Ltd. 6.875% due 4/1/2022(3)	1,500,000	1,526,250
TMS International Corp. 7.625% due 10/15/2021(3)	600,000	627,000
		2,153,250
Midstream — 1.8%
Regency Energy Partners LP 5.00% due 10/1/2022	670,000	659,950
Targa Resources Partners LP 6.875% due 2/1/2021	500,000	533,750
Tesoro Logistics LP 5.875% due 10/1/2020	726,000	751,410
		1,945,110
Oil Field Services — 1.3%
Exterran Partners LP 6.00% due 4/1/2021	1,050,000	1,021,125
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	500,000	440,625
		1,461,750
Paper — 1.1%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	1,260,000
		1,260,000
Pharmaceuticals — 1.4%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(3)	1,500,000	1,514,812
		1,514,812
Refining — 2.1%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(2)	1,550,000	1,573,250
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020	670,000	706,850
		2,280,100

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Retailers — 1.1%
The Pantry, Inc. 8.375% due 8/1/2020	$1,200,000	$1,254,000
		1,254,000
Technology — 4.2%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024	1,870,000	1,785,850
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(3)	830,000	726,250
First Data Corp. 12.625% due 1/15/2021(2)	1,750,000	2,095,625
		4,607,725
Transportation Services — 0.7%
XPO Logistics, Inc. Sr. Nt. 7.875% due 9/1/2019(3)	700,000	722,750
		722,750
Wireless — 2.4%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022(3)	1,370,000	1,315,200
Wind Acquisition Finance S.A. Sr. Sec. Nt. 4.75% due 7/15/2020(3)	1,330,000	1,276,800
		2,592,000
Wirelines — 3.5%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	1,200,000	1,230,600
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021	1,120,000	1,108,800
6.875% due 1/15/2025	1,500,000	1,481,250
		3,820,650
Total Corporate Bonds (Cost $70,643,428)		69,088,102

	Principal Amount	Value
Repurchase Agreements — 4.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $5,019,000, due 10/1/2014(5)	5,019,000	5,019,000
Total Repurchase Agreements (Cost $5,019,000)		5,019,000
Total Investments — 99.7% (Cost $111,530,627)		109,519,896
Other Assets, Net — 0.3%		280,955
Total Net Assets — 100.0%		$109,800,851

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2014.
(2)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $29,107,030, representing 26.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Payment-in-kind security for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2014, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$5,120,163

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$35,412,794	$—	$35,412,794
Corporate Bonds	—	69,088,102	—	69,088,102
Repurchase Agreements	—	5,019,000	—	5,019,000

Total	$—	$109,519,896	$—	$109,519,896

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds — 97.6%
Arizona — 0.7%
Chandler AZ G.O. 5.00% due 7/1/2021	$1,500,000	$1,709,850
		1,709,850
California — 8.1%
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,791,615
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,183,080
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,484,189
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,246,644
California St. Var. Purp. G.O. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	6,061,800
6.50% due 4/1/2033	2,000,000	2,454,560
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,307,148
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,711,470
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,189,360
		19,429,866
Colorado — 1.3%
Colorado Hsg. & Fin. Auth. Rev. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	885,000	922,958
Colorado St. Health Facs. Auth. Rev. Catholic Health-Ser. A 5.25% due 2/1/2031	2,000,000	2,253,840
		3,176,798
Connecticut — 2.1%
Connecticut St. G.O. Ser. D 5.00% due 11/1/2030	2,000,000	2,293,120
Ser. E 5.00% due 9/15/2032	1,000,000	1,142,790
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,677,225
		5,113,135
Delaware — 0.6%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2018(1)	1,195,000	1,390,395
		1,390,395
District Of Columbia — 0.7%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser.C 5.00% due 10/1/2028	1,500,000	1,673,985
		1,673,985
Florida — 2.9%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,716,585

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	$1,500,000	$1,693,545
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,787,775
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,720,620
		6,918,525
Georgia — 4.1%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	1,000,000	1,159,290
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,603,960
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(1)	1,760,000	2,005,362
5.00% due 2/1/2032 - 2/1/2036	2,740,000	3,047,340
		9,815,952
Illinois — 5.0%
Cook Cnty. IL G.O. Ref-Ser. C 5.00% due 11/15/2019	1,000,000	1,144,670
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	4,350,000	4,802,623
5.50% due 7/1/2027	2,000,000	2,228,780
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,248,800
Ser. B 5.50% due 1/1/2033	1,500,000	1,669,590
		12,094,463
Indiana — 0.9%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,215,860
		2,215,860
Kansas — 1.4%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,727,070
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,716,375
		3,443,445
Louisiana — 1.9%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,671,629
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,756,065
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	1,200,000	1,258,812
		4,686,506

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Maine — 0.7%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2034	$1,500,000	$1,763,550
		1,763,550
Maryland — 3.3%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,761,810
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,702,215
Maryland St. Dept. Transn. Cons. Transn. Rev. 5.25% due 12/15/2017	1,500,000	1,715,070
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	2,285,000	2,680,762
		7,859,857
Massachusetts — 5.2%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,714,050
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,715,070
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,193,700
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,751,715
Ser. O, M.I.T. 6.00% due 7/1/2018(1)	1,500,000	1,785,915
Massachusetts St. Wtr. Res. Auth. Rev. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,301,120
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,148,410
		12,609,980
Michigan — 3.0%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,254,400
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,956,773
Wayne Cnty. MI Arpt. Auth. Rev. Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	2,595,000	3,003,349
		7,214,522
Minnesota — 1.7%
Minnesota St. G.O. 5.00% due 8/1/2017(1)	30,000	33,650
5.00% due 8/1/2022	1,470,000	1,639,197
Ref-St. Var. Purp. Ser. D 5.00% due 8/1/2024	2,000,000	2,341,660
		4,014,507
Missouri — 2.8%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,659,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	$1,500,000	$1,711,335
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2016(1)	1,500,000	1,609,890
(2nd Lein) 5.25% due 5/1/2017(1)	1,500,000	1,682,670
		6,663,270
Nevada — 0.9%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,292,760
		2,292,760
New Jersey — 7.9%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,266,200
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,676,775
New Jersey Environmental Infrastructure Tr. Rev. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,523,887
New Jersey Garden St. Preservation Tr. Rev. Ser. A FSA Insured 5.50% due 11/1/2015	1,500,000	1,584,540
New Jersey St. Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2015(1)	1,500,000	1,531,305
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2021	2,000,000	2,295,480
New Jersey St. Transn. Tr. Fd. Auth. Transn. Ser. B 5.00% due 6/15/2042	2,000,000	2,108,000
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. C FSA Insured 5.50% due 12/15/2016	1,500,000	1,655,850
Transn. Sys. Ser. D 5.00% due 6/15/2015(1)	2,000,000	2,068,120
New Jersey St. Turnpike Auth. Rev. Ser. B 5.00% due 1/1/2021	2,000,000	2,356,940
		19,067,097
New York — 9.0%
New York NY G.O. Ref-Ser. F 5.00% due 8/1/2027	1,000,000	1,157,710
Subser. A-1 5.25% due 8/1/2025	1,610,000	1,964,425
Subser. J-4 0.59% due 8/1/2025(2)	2,000,000	2,000,880
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,332,940
New York St. Environmental Facs. Corp. St. Clean Wtr. & Drinking Rev. Revolving Fds. NYC Muni. Wtr. Fin. Auth. Projs-2nd Res-Ser. D 5.00% due 6/15/2027	2,000,000	2,354,300
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029 - 9/15/2031	3,425,000	3,973,881

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Rev. Ser. A-1 5.00% due 4/1/2028	$1,500,000	$1,729,335
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,128,360
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,246,700
Triborough NY Bridge. & Tunl. Auth. Revs. Ref-Gen-Ser. B 5.00% due 11/15/2029	1,000,000	1,169,790
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,718,790
		21,777,111
North Carolina — 3.7%
Charlotte NC G.O. Ref-Ser. A 5.00% due 7/1/2022	1,000,000	1,218,220
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,998,798
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,687,215
Wake Cnty. NC G.O. 5.00% due 3/1/2017(1)	1,500,000	1,663,860
Pub. Impt. Ser. A 5.00% due 4/1/2018	2,000,000	2,289,640
		8,857,733
Ohio — 0.7%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,690,395
		1,690,395
Oklahoma — 0.8%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,866,745
		1,866,745
Oregon — 2.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(1)	1,500,000	1,786,365
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,744,920
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,149,850
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,157,670
		5,838,805
Pennsylvania — 2.8%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,083,670
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,096,680
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,223,820

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	$1,000,000	$1,165,730
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,152,610
		6,722,510
Rhode Island — 1.2%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,765,335
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	1,015,000	1,020,816
		2,786,151
South Carolina — 1.7%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,410,220
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,680,495
		4,090,715
Tennessee — 3.3%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,686,060
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,430,600
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,767,885
Tennessee St. G.O. Ser. C 5.00% due 5/1/2018(1)	1,425,000	1,641,130
Tennessee St. Sch. Bd. Auth. Higher Edl. Facs. 2nd Prog. Ser. B 5.125% due 5/1/2033	1,230,000	1,359,371
		7,885,046
Texas — 10.3%
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,290,460
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,293,820
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,771,590
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,164,610
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,659,495
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,930,735
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,755,930
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,695,900

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Seguin Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 8/15/2037	$1,500,000	$1,718,160
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,687,703
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,745,475
		24,713,878
Virginia — 4.0%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	559,030
Virginia St. Comwlth. Transn. Brd. Rev. Fed. Transn. Grant Antic. Nts. Ser. B-Garvee 5.00% due 3/15/2027	1,835,000	2,146,565
Virginia St. Pub. Sch. Auth. Rev.
Sch. Fing. Ser. B
5.00% due 8/1/2028	1,500,000	1,686,810
5.25% due 8/1/2033	1,000,000	1,123,480
Virginia St. Res. Auth. Infrastructure Rev.
Pooled Fing. Prog. Ser. B
5.00% due 11/1/2030	1,375,000	1,594,766
Ref-Pooled Fing. Prog. Ser. A
5.00% due 11/1/2038	2,095,000	2,427,393
		9,538,044
Washington — 2.5%
King Cnty. WA Swr. Rev. 5.50% due 1/1/2018(1)	1,815,000	2,090,807
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,695,945
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,273,420
		6,060,172
Total Municipal Bonds (Cost $214,290,986)		234,981,628
Total Investments — 97.6% (Cost $214,290,986)		234,981,628
Other Assets, Net — 2.4%		5,857,956
Total Net Assets — 100.0%		$240,839,584

(1)	Pre-refunded.
(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2014.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$234,981,628	$—	$234,981,628

Total	$—	$234,981,628	$—	$234,981,628

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds — 96.4%
Arizona — 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,055,300
		1,055,300
California — 8.1%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)	1,500,000	1,866,105
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	560,000	566,479
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,482,988
California St. Pub. Wrks. Brd. Lease Rev.
Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,797,315
6.625% due 11/1/2034	200,000	201,042
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,111,840
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,170,507
		9,196,276
Colorado — 2.7%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,250,700
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	762,607
		3,013,307
District Of Columbia — 3.5%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,320,140
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,658,415
		3,978,555
Florida — 13.1%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,716,585
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,837,504
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,111,958
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,172,277
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	1,500,000	1,552,170
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,500,000	1,571,235
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,120,000	2,434,417
Ref-Phase III 6.125% due 5/1/2040	2,175,000	2,452,552
		14,848,698

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Georgia — 1.3%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	$1,250,000	$1,480,063
		1,480,063
Illinois — 6.3%
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,736,925
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	819,764
Temps-50-Park Place Elmhurst Ser. D-3 6.25% due 8/15/2015	290,000	264,193
Temps-75-Admiral at Lake-D-1 7.00% due 5/15/2018	1,000,000	1,001,390
Illinois St. G.O. 5.50% due 7/1/2025 - 7/1/2038	3,000,000	3,290,720
		7,112,992
Indiana — 1.8%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	2,006,457
		2,006,457
Iowa — 0.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	1,055,740
		1,055,740
Kentucky — 3.0%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045	1,500,000	1,722,555
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,725,465
		3,448,020
Louisiana — 1.6%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,758,840
		1,758,840
Maryland — 1.5%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,691,940
		1,691,940
Massachusetts — 3.0%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,170,000	3,452,299
		3,452,299

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Michigan — 0.9%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	$950,000	$1,003,751
		1,003,751
New Jersey — 5.4%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,192,420
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,648,635
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Sys. Ser. A 5.50% due 6/15/2041	955,000	1,059,114
Transn. Ser. B 5.25% due 6/15/2036	1,060,000	1,161,262
		6,061,431
New Mexico — 3.5%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,775,536
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	2,216,300
		3,991,836
New York — 6.1%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,703,205
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,658,700
New York City Indl. Dev. Agy. Spl. Fac. Rev. AMT-Jetblue Airways Corp. Project 5.125% due 5/15/2030	1,825,000	1,827,062
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,751,355
		6,940,322
Ohio — 1.4%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,595,835
		1,595,835
Oklahoma — 3.2%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	1,972,577
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,649,430
		3,622,007
Pennsylvania — 6.8%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,396,369
Diakon Lutheran 6.125% due 1/1/2029	1,500,000	1,640,955
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,751,145

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	$1,500,000	$1,718,115
6.50% due 12/1/2036	1,000,000	1,181,310
		7,687,894
Rhode Island — 2.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,765,335
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	600,000	603,438
		2,368,773
South Carolina — 1.5%
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,698,780
		1,698,780
Tennessee — 1.5%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,686,060
		1,686,060
Texas — 16.3%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,700,520
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,500,000	1,746,915
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2033	2,000,000	2,219,740
Seguin TX Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 8/15/2038	1,500,000	1,715,670
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	25,000	25,054
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	3,110,000	3,726,993
7.50% due 6/30/2033	2,000,000	2,460,640
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,767,270
7.50% due 12/31/2031	1,500,000	1,826,025
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT- Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,228,040
		18,416,867
Total Municipal Bonds (Cost $98,704,899)		109,172,043
Total Investments — 96.4% (Cost $98,704,899)		109,172,043
Other Assets, Net — 3.6%		4,084,391
Total Net Assets — 100.0%		$113,256,434

(1)	Pre-refunded.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$109,172,043	$—	$109,172,043

Total	$—	$109,172,043	$—	$109,172,043

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 85.1%
Airlines — 2.0%
Air Canada Term Loan B 5.50% due 9/20/2019(1)	$20,448,750	$20,627,677
American Airlines, Inc. Exit Term Loan 3.75% due 6/27/2019(1)	20,650,063	20,268,037
Delta Air Lines, Inc. New Term Loan B 3.25% due 4/20/2017(1)	7,071,602	6,979,671
		47,875,385
Automotive — 3.3%
INA Beteiligungsgesellschaft mbH USD Term Loan E 3.75% due 5/15/2020(1)	15,000,000	14,859,450
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(1)	16,198,599	16,218,847
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 4.75% due 4/30/2019(1)	20,000,000	19,943,800
TI Group Automotive Systems LLC 2014 Term Loan B 4.25% due 7/1/2021(1)	27,930,000	27,528,646
		78,550,743
Building Materials — 2.8%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	18,195,429	17,842,984
Jeld-Wen, Inc. Term Loan B 5.25% due 9/18/2021(1)	23,500,000	23,309,180
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	22,830,005	22,544,629
2nd Lien Term Loan 7.00% due 3/26/2021(1)	2,000,000	2,006,660
		65,703,453
Cable Satellite — 2.8%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	19,960,319	19,835,567
Virgin Media Bristol LLC USD Term Loan B 3.50% due 6/7/2020(1)	20,000,000	19,454,600
Yankee Cable Acquisition LLC Term Loan B 4.50% due 3/1/2020(1)	26,893,732	26,792,881
		66,083,048
Chemicals — 2.7%
Arysta LifeScience SPC LLC 1st Lien Term Loan 4.50% due 5/29/2020(1)	17,281,227	17,108,415
2nd Lien Term Loan 8.25% due 11/30/2020(1)	5,000,000	5,020,850
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	25,459,980	24,924,302

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Minerals Technologies, Inc. Term Loan B 4.00% due 5/9/2021(1)	$16,478,462	$16,324,058
		63,377,625
Consumer Cyclical Services — 0.5%
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	12,676,533	12,518,077
		12,518,077
Consumer Products — 3.1%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	27,051,557	26,488,073
KIK Custom Products, Inc. New 1st Lien Term Loan 5.50% due 4/29/2019(1)	19,750,263	19,713,329
New 2nd Lien Term Loan 9.50% due 10/29/2019(1)	10,000,000	10,016,700
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(1)	17,654,416	17,329,752
		73,547,854
Diversified Manufacturing — 0.8%
Silver II U.S. Holdings LLC Term Loan 4.00% due 12/13/2019(1)	18,854,478	18,506,801
		18,506,801
Electric — 2.8%
Calpine Corp. Term Loan B1 4.00% due 4/1/2018(1)	9,094,544	9,009,783
Term Loan B3 4.00% due 10/9/2019(1)	15,608,556	15,441,701
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	14,432,692	14,301,932
Viva Alamo LLC Term Loan B 4.75% due 2/20/2021(1)	28,111,219	27,759,828
		66,513,244
Environmental — 0.8%
ADS Waste Holdings, Inc. New Term Loan 3.75% due 10/9/2019(1)	19,650,000	19,099,800
		19,099,800
Financial Other — 1.2%
Fly Funding II S.a.r.l. Term Loan B 4.50% due 8/9/2019(1)	26,104,399	26,045,664
Flying Fortress, Inc. New Term Loan 3.50% due 6/30/2017(1)	2,500,000	2,473,450
		28,519,114
Food And Beverage — 4.0%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 9/24/2021(1)	30,000,000	29,766,600

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	$24,364,876	$23,359,825
Charger OpCo B.V. USD Term Loan B1 4.25% due 7/23/2021(1)	25,000,000	24,406,250
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	2,656,153	2,620,295
New HB Acquisition LLC Term Loan 6.75% due 4/9/2020(1)	14,925,000	15,223,500
		95,376,470
Gaming — 4.5%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	22,000,477	21,881,235
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	9,541,667	9,386,615
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	14,477,576	14,319,191
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(1)	1,527,270	1,505,628
Scientific Games International, Inc.
New Term Loan B
4.25% due 10/18/2020(1)	17,865,000	17,496,624
Incremental Term Loan B2
6.00% due 9/17/2021(1)	15,000,000	14,694,600
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	26,714,057	26,263,391
		105,547,284
Healthcare — 9.3%
CareCore National LLC Term Loan B 5.50% due 3/5/2021(1)	11,940,000	11,850,450
CCS Intermediate Holdings LLC 1st Lien Term Loan 5.00% due 7/22/2021(1)	23,750,000	23,393,750
Connolly Corp. 1st Lien Term Loan 5.00% due 5/14/2021(1)	24,937,500	24,781,640
2nd Lien Term Loan 8.00% due 5/14/2022(1)	5,000,000	4,975,000
Convatec, Inc. Term Loan 4.00% due 12/22/2016(1)	12,005,395	11,905,390
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	22,659,312	22,489,367
Kindred Healthcare, Inc. New Term Loan 4.00% due 4/9/2021(1)	27,930,000	27,336,487
MedSolutions Holdings, Inc. Term Loan B 6.50% due 7/8/2019(1)	20,625,000	20,637,994
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	11,905,367	11,879,889
2nd Lien Term Loan 9.50% due 12/7/2019(1)	14,589,646	14,626,120

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(1)	$11,000,000	$10,883,180
Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.00% due 6/29/2018(1)	16,882,516	16,671,485
United Surgical Partners International, Inc. Extended Term Loan 4.25% due 4/19/2017(1)	9,173,106	9,121,553
Incremental Term Loan 4.75% due 4/3/2019(1)	8,303,685	8,277,031
		218,829,336
Independent Energy — 1.8%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	7,000,000	6,982,500
Fieldwood Energy LLC 1st Lien Term Loan 3.875% due 9/28/2018(1)	6,930,029	6,817,416
2nd Lien Term Loan 8.375% due 9/30/2020(1)	15,470,444	15,489,782
Samson Investment Co. New 2nd Lien Term Loan 5.00% due 9/25/2018(1)	13,000,000	12,516,530
		41,806,228
Industrial - Other — 3.4%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	10,012,706	9,787,420
New 2nd Lien Term Loan 10.00% due 3/16/2018(1)	2,500,000	2,450,000
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	26,000,000	25,507,040
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	26,707,557	26,244,982
Road Infrastructure Investment LLC New 1st Lien Term Loan 4.25% due 3/31/2021(1)	14,925,000	14,477,250
New 2nd Lien Term Loan 7.75% due 9/21/2021(1)	2,500,000	2,406,250
		80,872,942
Insurance - Life — 0.3%
CNO Financial Group, Inc. Term Loan B2 3.75% due 9/20/2018(1)	8,134,034	8,017,148
		8,017,148
Insurance: Property - Casualty — 2.8%
Alliant Holdings I, Inc. New Term Loan B 4.25% due 12/20/2019(1)	14,520,268	14,302,464
Asurion LLC New Term Loan B1 5.00% due 5/24/2019(1)	21,259,048	21,134,258
New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	9,000,000	9,081,540

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	$22,636,425	$22,211,992
		66,730,254
Leisure — 1.1%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	27,225,000	26,242,450
		26,242,450
Lodging — 0.8%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	20,245,614	19,908,120
		19,908,120
Media - Entertainment — 8.1%
Cumulus Media Holdings, Inc. 2013 Term Loan 4.25% due 12/23/2020(1)	20,015,905	19,657,220
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	21,725,000	20,095,625
EMI Music Publishing Ltd. Term Loan B 3.75% due 6/29/2018(1)	13,437,091	13,209,466
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	20,141,250	18,437,703
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	24,209,292	23,936,937
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	7,076,082	6,946,378
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	28,566,990	28,165,338
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	30,306,176	29,719,145
William Morris Endeavor Entertainment LLC 1st Lien Term Loan 5.25% due 5/6/2021(1)	24,937,500	24,532,266
2nd Lien Term Loan 8.25% due 5/1/2022(1)	6,000,000	5,839,980
		190,540,058
Metals And Mining — 0.9%
FMG Resources (August 2006) Pty. Ltd. New Term Loan B 3.75% due 6/30/2019(1)	22,422,852	21,928,877
		21,928,877
Oil Field Services — 4.8%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/2/2021(1)	14,500,000	14,282,500
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	19,725,189	18,886,868
Drillships Ocean Ventures, Inc. Term Loan B 5.50% due 7/25/2021(1)	10,000,000	9,675,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	$27,661,000	$27,107,780
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	32,745,000	31,107,750
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	11,092,747	11,189,809
		112,249,707
Packaging — 1.9%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	25,358,306	24,675,153
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00% due 12/1/2018(1)	20,120,214	19,888,831
		44,563,984
Pharmaceuticals — 3.9%
Envision Acquisition Co. LLC Term Loan 5.75% due 11/4/2020(1)	22,792,443	22,692,840
2nd Lien Term Loan 9.75% due 11/4/2021(1)	4,500,000	4,500,000
JLL/Delta Dutch Newco B.V. USD Term Loan 4.25% due 3/11/2021(1)	23,940,000	23,354,428
Millennium Laboratories, Inc. Term Loan B 5.25% due 4/16/2021(1)	29,925,000	29,784,652
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	12,967,512	12,756,790
		93,088,710
Retailers — 4.6%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,610,290	12,488,726
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(1)	12,751,873	12,582,911
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	22,157,888	21,794,277
New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	15,000,000	15,070,350
Hudson’s Bay Co. 1st Lien Term Loan 4.75% due 11/4/2020(1)	20,125,000	20,095,618
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	27,780,388	27,267,284
		109,299,166
Technology — 7.8%
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	18,616,381	18,441,946
CDW LLC New Term Loan 3.25% due 4/29/2020(1)	15,749,956	15,351,797

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
First Data Corp. New 2018 Term Loan 3.655% due 9/24/2018(1)	$19,435,000	$19,009,957
Extended 2021 Term Loan 4.155% due 3/24/2021(1)	5,000,000	4,925,000
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	10,972,500	10,907,323
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 5/15/2022(1)	26,000,000	25,848,420
Regit Eins GmbH USD 1st Lien Term Loan 6.00% due 1/8/2021(1)	15,000,000	14,775,000
USD 2nd Lien Term Loan 9.50% due 6/30/2022(1)	5,000,000	4,856,250
Renaissance Learning, Inc. New 1st Lien Term Loan 4.50% due 4/9/2021(1)	14,427,500	14,111,971
New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	12,000,000	11,715,000
STG-Fairway Acquisitions, Inc. Term Loan B 6.25% due 2/28/2019(1)	14,292,499	14,265,772
TransUnion LLC New USD Term Loan 4.00% due 4/9/2021(1)	26,865,000	26,411,787
Vantiv LLC 2014 Term Loan B 3.75% due 6/13/2021(1)	3,668,250	3,642,279
		184,262,502
Wireless — 1.0%
LTS Buyer LLC 1st Lien Term Loan 4.00% due 4/13/2020(1)	23,133,175	22,704,286
		22,704,286
Wirelines — 1.3%
Integra Telecom, Inc. Term Loan B 5.25% due 2/22/2019(1)	9,850,000	9,766,866
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	21,000,000	20,606,250
		30,373,116
Total Senior Secured Loans (Cost $2,038,120,058)		2,012,635,782

	Principal Amount	Value
Corporate Bonds — 12.5%
Airlines — 0.2%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	4,000,000	4,250,000
		4,250,000
Cable Satellite — 0.4%
CCO Holdings LLC 7.25% due 10/30/2017(3)	10,000,000	10,362,500
		10,362,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Chemicals — 0.3%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)	$6,422,000	$6,887,595
		6,887,595
Consumer Cyclical Services — 0.5%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	11,000,000	11,330,000
		11,330,000
Consumer Products — 0.5%
Party City Holdings, Inc. 8.875% due 8/1/2020	6,250,000	6,750,000
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019	5,400,000	5,427,000
		12,177,000
Food And Beverage — 0.2%
Big Heart Pet Brands 7.625% due 2/15/2019	4,154,000	4,122,845
		4,122,845
Gaming — 0.9%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,100,000
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022(3)	10,000,000	10,875,000
		20,975,000
Healthcare — 1.1%
Amsurg Corp. 5.625% due 11/30/2020(3)	6,250,000	6,312,500
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(3)(4)	6,800,000	6,919,000
ConvaTec Healthcare E S.A. 10.50% due 12/15/2018(2)	11,600,000	12,281,500
		25,513,000
Independent Energy — 3.8%
Alta Mesa Holdings LP 9.625% due 10/15/2018(3)	10,330,000	10,691,550
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(3)	10,000,000	10,275,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021	6,250,000	6,125,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	10,000,000	8,875,000
Linn Energy LLC 6.50% due 5/15/2019	5,000,000	4,900,000
Midstates Petroleum Co., Inc. 10.75% due 10/1/2020	5,000,000	5,187,500
Northern Oil and Gas, Inc. Sr. Nt. 8.00% due 6/1/2020	8,250,000	8,373,750
Penn Virginia Corp. 8.50% due 5/1/2020	7,500,000	7,875,000
Samson Investment Co. 9.75% due 2/15/2020	9,000,000	8,167,500
SandRidge Energy, Inc. 8.125% due 10/15/2022(3)	11,000,000	10,986,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Teine Energy Ltd. Sr. Nt. 6.875% due 9/30/2022(2)	$8,500,000	$8,340,625
		89,797,175
Industrial - Other — 0.5%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)(3)	11,600,000	11,803,000
		11,803,000
Insurance: Property - Casualty — 0.2%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,175,000
		5,175,000
Pharmaceuticals — 0.6%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)(3)	14,330,000	14,471,509
		14,471,509
Retailers — 0.5%
99 Cents Only Stores 11.00% due 12/15/2019	5,625,000	6,103,125
Neiman Marcus Group Ltd. LLC 8.75% due 10/15/2021(2)(4)	6,000,000	6,315,000
		12,418,125
Technology — 1.8%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024(3)	5,000,000	4,775,000
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	12,649,875
CDW LLC 6.00% due 8/15/2022	13,200,000	13,695,000
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(4)	8,000,000	8,120,000
Interactive Data Corp. 5.875% due 4/15/2019(2)	3,000,000	2,988,750
		42,228,625
Transportation Services — 0.5%
Avis Budget Car Rental LLC 2.984% due 12/1/2017(1)	4,000,000	3,965,000
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	7,520,000
		11,485,000
Wireless — 0.5%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)(3)	12,470,000	12,845,347
		12,845,347
Total Corporate Bonds (Cost $295,984,918)		295,841,721

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $32,011,000, due 10/1/2014(5)	$32,011,000	$32,011,000
Total Repurchase Agreements (Cost $32,011,000)		32,011,000
Total Investments — 98.9% (Cost $2,366,115,976)		2,340,488,503
Other Assets, Net — 1.1%		24,922,809
Total Net Assets — 100.0%		$2,365,411,312

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2014.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $132,022,201, representing 5.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(4)	Payment-in-kind security for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2014, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$32,653,661

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$2,012,635,782	$—	$2,012,635,782
Corporate Bonds	—	295,841,721	—	295,841,721
Repurchase Agreements	—	32,011,000	—	32,011,000

Total	$—	$2,340,488,503	$—	$2,340,488,503

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.2%
FNMA 3.50% due 7/1/2043(1)	$181,615	$185,884
Total Agency Mortgage-Backed Securities (Cost $186,512)		185,884

	Principal Amount	Value
Asset-Backed Securities — 1.0%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	763,338	806,205
Total Asset-Backed Securities (Cost $763,338)		806,205

	Principal Amount	Value
Senior Secured Loans — 11.8%
Automotive — 0.8%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(3)	697,500	698,372
		698,372
Building Materials — 0.6%
Jeld-Wen, Inc. Term Loan B 5.25% due 9/18/2021(3)	500,000	495,940
		495,940
Consumer Products — 1.2%
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(3)	980,118	962,094
		962,094
Electric — 1.2%
Calpine Corp. Term Loan B3 4.00% due 10/9/2019(3)	980,000	969,524
		969,524
Food And Beverage — 2.1%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 9/24/2021(3)	500,000	496,110
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(3)	796,089	763,250
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(3)	493,750	487,085
		1,746,445
Gaming — 0.6%
Scientific Games International, Inc. Incremental Term Loan B2 6.00% due 9/17/2021(3)	500,000	489,820
		489,820

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Healthcare — 3.0%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	$970,256	$962,979
Kindred Healthcare, Inc. New Term Loan 4.00% due 4/9/2021(3)	997,500	976,303
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(3)	500,000	494,690
		2,433,972
Oil Field Services — 1.1%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	990,000	947,925
		947,925
Retailers — 1.2%
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(3)	964,653	951,871
		951,871
Total Senior Secured Loans (Cost $9,830,296)		9,695,963

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.8%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	475,000	509,576
2007-PW16 AM 5.897% due 6/11/2040(1)(3)	450,000	493,369
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	605,000	648,869
2006-C5 AM 5.462% due 10/15/2049(1)	420,000	449,951
2014-388G B 1.204% due 6/15/2033(1)(2)(3)	425,000	425,205
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.999% due 6/15/2038(1)(3)	471,048	498,901
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	473,494	471,600
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039(1)	424,000	456,255
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.058% due 4/15/2045(1)(3)	500,000	536,572
2007-LD12 AM 6.197% due 2/15/2051(1)(3)	450,000	495,604
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(1)(3)	600,000	629,365
2006-C6 AM 5.413% due 9/15/2039(1)	450,000	483,992
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	400,000	413,698

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)		Principal Amount	Value
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(1)(3)		$500,000	$535,956
SBA Tower Trust 2.933% due 12/15/2017(1)(2)		500,000	507,040
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4 5.308% due 11/15/2048(1)		491,478	524,548
Total Commercial Mortgage-Backed Securities (Cost $8,177,786)			8,080,501

	Foreign Currency(5)	Principal Amount	Value
Corporate Bonds — 62.6%
Automotive — 1.2%
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)		500,000	502,269
3.25% due 5/15/2018(1)		500,000	502,500
			1,004,769
Banking — 10.6%
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(1)		750,000	860,236
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(2)(3)		1,000,000	1,040,000
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)		750,000	804,139
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(1)		500,000	524,040
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)		750,000	843,976
Intesa Sanpaolo S.p.A. 5.017% due 6/26/2024(1)(2)		1,000,000	974,336
Lloyds Bank PLC 6.375% due 1/21/2021(1)		750,000	892,490
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(1)		950,000	1,069,990
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)		500,000	529,219
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)		500,000	568,587
5.95% due 1/18/2018(1)		500,000	559,747
			8,666,760
Building Materials — 1.6%
Cemex S.A.B. de C.V. Sr. Sec. Nt. 6.50% due 12/10/2019(2)		300,000	309,750
HeidelbergCement Finance Luxembourg S.A. 3.25% due 10/21/2020(1)	EUR	400,000	531,532
Odebrecht Finance Ltd. 5.25% due 6/27/2029(2)		$500,000	483,750
			1,325,032

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Cable Satellite — 2.5%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	$300,000	$290,250
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	300,000	308,625
Comcast Corp. 6.50% due 11/15/2035(1)	500,000	650,440
DIRECTV Holdings LLC 3.80% due 3/15/2022(1)	250,000	254,093
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	250,000	265,625
Telesat LLC 6.00% due 5/15/2017(2)	300,000	307,125
		2,076,158
Chemicals — 1.4%
Braskem Finance Ltd. 6.45% due 2/3/2024(1)	500,000	520,000
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)	250,000	278,572
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	300,000	331,169
		1,129,741
Construction Machinery — 0.8%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	300,000	318,000
United Rentals North America, Inc. 7.625% due 4/15/2022	300,000	326,250
		644,250
Electric — 1.6%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023	500,000	483,750
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	300,000	309,750
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)	500,000	516,325
		1,309,825
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)	250,000	285,739
		285,739
Finance Companies — 2.0%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(1)(2)	300,000	291,000
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)	500,000	526,250
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018	280,000	288,400
HSBC Finance Capital Trust IX 5.911% due 11/30/2035(1)(3)	500,000	514,375
		1,620,025

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Food And Beverage — 0.6%
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	$500,000	$488,125
		488,125
Gaming — 0.4%
MGM Resorts International 6.625% due 12/15/2021	300,000	316,500
		316,500
Government Related — 4.4%
Petrobras Global Finance B.V. 4.375% due 5/20/2023	500,000	468,515
Petrobras International Finance Co. 5.875% due 3/1/2018(1)	750,000	809,625
Petroleos Mexicanos 5.75% due 3/1/2018(1)	750,000	830,625
Sinopec Group Overseas Development 2014 Ltd. 1.75% due 4/10/2017(1)(2)	1,500,000	1,495,125
		3,603,890
Healthcare — 0.6%
HealthSouth Corp. 5.75% due 11/1/2024	500,000	510,000
		510,000
Healthcare - REITs — 0.1%
Sabra Health Care LP 5.50% due 2/1/2021	80,000	81,200
		81,200
Home Construction — 0.6%
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(2)	216,000	231,120
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	250,000	241,875
		472,995
Independent Energy — 2.7%
Alta Mesa Holdings LP 9.625% due 10/15/2018	250,000	258,750
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	298,322
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	256,875
Energy XXI Gulf Coast, Inc. 6.875% due 3/15/2024(1)(2)	500,000	470,000
EV Energy Partners LP 8.00% due 4/15/2019	130,000	134,550
Harvest Operations Corp. 6.875% due 10/1/2017	300,000	312,750
RKI Exploration & Production LLC 8.50% due 8/1/2021(2)	500,000	516,250
		2,247,497

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Industrial - Other — 0.6%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	$500,000	$508,750
		508,750
Insurance - Life — 0.7%
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(1)	500,000	552,408
		552,408
Insurance P&C — 0.7%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	500,000	600,912
		600,912
Leisure — 0.3%
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	270,000	273,375
		273,375
Lodging — 0.6%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021(2)	500,000	515,000
		515,000
Media - Entertainment — 3.0%
21st Century Fox America, Inc. 5.65% due 8/15/2020(1)	250,000	286,033
CBS Outdoor Americas Capital LLC 5.875% due 3/15/2025(2)	500,000	502,500
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	286,567
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)	350,000	360,500
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	520,246
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(2)	500,000	535,625
		2,491,471
Metals And Mining — 6.7%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	763,037
ArcelorMittal Sr. Nt. 4.25% due 8/5/2015(1)	1,000,000	1,016,250
FMG Resources August 2006 Pty. Ltd. 8.25% due 11/1/2019(1)(2)	500,000	516,875
Plains Exploration & Production Co. 6.50% due 11/15/2020(1)	1,000,000	1,095,120
Samarco Mineracao S.A. Sr. Nt. 5.75% due 10/24/2023(2)	250,000	257,000
Steel Dynamics, Inc. 5.125% due 10/1/2021(1)(2)	500,000	507,500
United States Steel Corp. Sr. Nt. 6.05% due 6/1/2017	750,000	796,875
Vale Overseas Ltd. 6.875% due 11/21/2036(1)	500,000	563,750
		5,516,407

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Midstream — 5.1%
Crestwood Midstream Partners LP 6.00% due 12/15/2020	$400,000	$402,000
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	1,000,000	1,151,206
MarkWest Energy Partners LP 6.50% due 8/15/2021	163,000	171,558
NiSource Finance Corp. 5.25% due 9/15/2017(1)	750,000	827,386
5.65% due 2/1/2045(1)	750,000	852,547
Regency Energy Partners LP 6.50% due 7/15/2021	250,000	262,500
Tesoro Logistics LP 6.125% due 10/15/2021(1)	500,000	516,250
		4,183,447
Oil Field Services — 1.3%
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	220,312
Transocean, Inc. 2.50% due 10/15/2017(1)	800,000	799,908
		1,020,220
Packaging — 1.3%
Sealed Air Corp. 8.125% due 9/15/2019(2)	1,000,000	1,080,000
		1,080,000
Paper — 1.5%
Celulosa Arauco y Constitucion S.A. 4.50% due 8/1/2024(1)(2)	1,000,000	974,648
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	265,547
		1,240,195
Refining — 0.7%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021(2)	300,000	285,000
Phillips 66 4.30% due 4/1/2022(1)	250,000	265,408
		550,408
Sovereign — 2.6%
Republic of Costa Rica Sr. Nt. 7.00% due 4/4/2044(2)	500,000	502,500
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)(2)	500,000	548,125
Republic of Panama Sr. Nt. 5.20% due 1/30/2020(1)	1,000,000	1,100,000
		2,150,625
Technology — 0.7%
First Data Corp. 12.625% due 1/15/2021(1)	500,000	598,750
		598,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Wireless — 2.5%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	$500,000	$533,759
Bharti Airtel International Netherlands B.V. 5.35% due 5/20/2024(1)(2)	1,000,000	1,065,590
Sprint Communications, Inc. 9.00% due 11/15/2018(1)(2)	400,000	462,000
		2,061,349
Wirelines — 2.8%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(1)	1,000,000	1,183,087
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	495,000
Verizon Communications, Inc. Sr. Nt. 6.55% due 9/15/2043(1)	500,000	624,696
		2,302,783
Total Corporate Bonds (Cost $50,632,112)		51,428,606

	Principal Amount	Value
Non Agency Mortgage-Backed Securities — 9.7%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	200,565	216,317
Banc of America Mortgage Securities Trust 2003-J 2A2 2.847% due 11/25/2033(3)	262,294	263,151
Bear Stearns ALT-A Trust 2003-3 2A 2.859% due 10/25/2033(3)	416,387	421,368
2004-4 A1 0.755% due 6/25/2034(3)	450,998	433,345
Chase Mortgage Finance Trust 2005-S1 1A10 5.50% due 5/25/2035	32,007	32,760
2007-A1 2A1 2.468% due 2/25/2037(1)(3)	152,821	153,364
2007-A1 9A1 2.517% due 2/25/2037(3)	148,013	147,579
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033(1)	97,532	100,449
2004-5 2A9 5.25% due 5/25/2034(1)	349,735	370,397
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	38,438	38,767
2004-AR5 6A1 2.47% due 6/25/2034(1)(3)	415,014	417,197
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	120,024	123,187
Impac CMB Trust 2004-7 1A1 0.895% due 11/25/2034(1)(3)	410,602	397,958

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	$86,331	$86,919
2005-A1 3A1 2.61% due 2/25/2035(3)	778	794
2005-A1 6T1 2.646% due 2/25/2035(1)(3)	128,913	127,854
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.643% due 4/21/2034(1)(3)	212,255	214,441
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	64,526	66,774
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.469% due 2/25/2035(1)(3)	427,563	431,026
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	39,258	39,802
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	67,686	70,146
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034	201,008	206,213
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	59,891	60,888
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.419% due 5/25/2034(1)(3)	364,970	367,613
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	181,664	184,174
2004-21XS 2A6A 4.74% due 12/25/2034(3)	26,081	26,649
Thornburg Mortgage Securities Trust 2004-4 3A 2.001% due 12/25/2044(3)	8,708	8,715
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034(1)	140,563	149,308
2004-EE 2A1 2.612% due 12/25/2034(1)(3)	337,897	342,306
2004-O A1 2.615% due 8/25/2034(1)(3)	234,360	234,636
2004-R 2A1 2.615% due 9/25/2034(1)(3)	293,929	299,030
2004-W A9 2.615% due 11/25/2034(3)	273,443	281,639
2004-Y 3A1 2.604% due 11/25/2034(1)(3)	416,837	422,166
2005-2 2A1 4.75% due 4/25/2020	105,667	109,231
2005-6 A4 5.50% due 8/25/2035	160,073	166,842
2005-AR10 2A6 2.614% due 6/25/2035(1)(3)	221,720	224,008
2005-AR12 2A5 2.619% due 6/25/2035(1)(3)	241,481	244,226
2005-AR3 2A1 2.602% due 3/25/2035(1)(3)	373,182	377,473
2006-1 A3 5.00% due 3/25/2021	141,081	144,212
Total Non Agency Mortgage-Backed Securities (Cost $7,883,294)		8,002,924

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 5.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $4,834,000, due 10/1/2014(4)	$4,834,000	$4,834,000
Total Repurchase Agreements (Cost $4,834,000)		4,834,000
Total Investments — 101.0% (Cost $82,307,338)		83,034,083
Other Liabilities, Net — (1.0)%		(832,009)
Total Net Assets — 100.0%		$82,202,074

(1)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.

At September 30, 2014, the Fund had entered into the following forward currency exchange contracts:

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation
12/17/2014	Barclays Bank PLC	USD	518,414	EUR	400,000	$12,920

Legend:

EUR – Euro

USD – U.S. Dollar

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $19,395,028, representing 23.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2014.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$4,932,664

(5)	See currency legend above.

The table below presents futures contracts as of September 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation/ (Depreciation)
Sold Futures Contracts
U.S. Long Bond	Goldman Sachs & Co.	7	12/19/2014	$965	$5,885
U.S. Ultra Bond	Goldman Sachs & Co.	23	12/19/2014	3,508	(73,538)

Total					$(67,653)

At September 30, 2014, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
40	10 YR U.S. Treasury Note, strike @ $125.5	November 2014	$18,609	$(20,624)	$(2,015)
40	10 YR U.S. Treasury Note, strike @ $126	November 2014	19,234	(14,375)	4,859

Total			$37,843	$(34,999)	$2,844

Number of Contracts	Written Put Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
100	30 YR U.S. Treasury Note, strike @ $134	November 2014	$59,023	$(42,188)	$16,835

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$185,884	$—	$185,884
Asset-Backed Securities	—	806,205	—	806,205
Senior Secured Loans	—	9,695,963	—	9,695,963
Commercial Mortgage-Backed Securities	—	8,080,501	—	8,080,501
Corporate Bonds	—	51,428,606	—	51,428,606
Non Agency Mortgage-Backed Securities	—	8,002,924	—	8,002,924
Repurchase Agreements	—	4,834,000	—	4,834,000
Other Financial Instruments:
Forward Currency Contracts	—	12,920	—	12,920
Financial Futures Contracts	(67,653)	—	—	(67,653)
Written Call Options	(34,999)	—	—	(34,999)
Written Put Options	(42,188)	—	—	(42,188)

Total	$(144,840)	$83,047,003	$—	$82,902,163

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2014, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,608,380,928	$257,413,484	$346,131,912	$(88,718,428)
RS Value Fund	1,038,506,115	220,307,992	258,032,335	(37,724,343)
RS Large Cap Alpha Fund	672,394,046	164,622,373	176,926,363	(12,303,990)
RS Investors Fund	273,955,230	(5,063,267)	10,431,247	(15,494,514)
RS Global Natural Resources Fund	4,660,801,293	(176,960,853)	370,836,306	(547,797,159)
RS Small Cap Growth Fund	871,611,810	148,083,929	187,879,902	(39,795,973)
RS Select Growth Fund	704,493,807	122,469,530	136,649,267	(14,179,737)
RS Mid Cap Growth Fund	156,377,901	17,944,315	20,935,351	(2,991,036)
RS Growth Fund	206,988,487	52,713,507	55,406,041	(2,692,534)
RS Technology Fund	162,817,367	31,668,854	36,661,609	(4,992,755)
RS Small Cap Equity Fund	96,988,580	16,629,085	20,780,175	(4,151,090)
RS International Fund	37,847,001	(825,106)	1,101,107	(1,926,213)
RS Global Fund	35,172,223	4,255,425	4,718,957	(463,532)
RS Emerging Markets Fund	331,566,701	27,584,399	41,150,850	(13,566,451)
RS Emerging Markets Small Cap Fund	27,829,890	1,656,706	2,775,483	(1,118,777)
RS China Fund	26,769,599	2,316,082	3,430,775	(1,114,693)
RS Investment Quality Bond Fund	111,288,907	4,152,486	4,739,139	(586,653)
RS Low Duration Bond Fund	1,106,381,767	(5,574,934)	6,140,294	(11,715,228)
RS High Yield Fund	111,530,627	(2,010,731)	584,551	(2,595,282)
RS Tax-Exempt Fund	214,290,986	20,690,642	20,725,842	(35,200)
RS High Income Municipal Bond Fund	98,704,899	10,467,144	10,492,951	(25,807)
RS Floating Rate Fund	2,366,316,700	(25,828,197)	7,729,985	(33,558,182)
RS Strategic Income Fund	82,307,338	726,745	1,493,333	(766,588)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine months ended September 30, 2014, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	eHealth, Inc.	588,585		533,405	69,256	1,052,734	$—	$25,402,471
	FTD Cos., Inc.	983,583		417,564	97,207	1,303,940	—	44,477,393
	Integrated Device Technology, Inc.	7,779,713		—	7,779,713	—	—	*	*
	Performant Financial Corp.	1,139,707	*	1,445,300	167,362	2,417,645	—	19,534,572

								$89,414,436

RS Global Natural Resources Fund	Compass Minerals International, Inc.	1,788,565		99,120	95,250	1,792,435	$3,267,610	$151,066,422
	HudBay Minerals, Inc.	9,888,981		—	156,663	9,732,318	151,467	*	*
	Iluka Resources Ltd.	23,032,815		3,056,727	662,248	25,427,294	2,270,292	174,986,171
	Mineral Resources Ltd.	14,185,372		2,374,448	262,345	16,297,475	8,745,976	124,142,537
	Ophir Energy PLC	29,593,197		8,261,273	599,702	37,254,768	—	138,487,050
	Painted Pony Petroleum Ltd.	5,889,790		—	93,305	5,796,485	—	64,954,585
	Rosetta Resources, Inc.	3,259,984		968,230	502,067	3,726,147	—	166,037,110
	Salamander Energy PLC	23,989,659		—	380,051	23,609,608	—	38,274,720
	Taseko Mines Ltd.	23,460,435		—	371,666	23,088,769	—	39,250,907

								$897,199,502

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2014, RS Emerging Markets Small Cap Fund held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2014 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS International Fund
Common Stocks	$340,304	$(412,466)	$412,466	$(340,304)	$—	$—
RS Emerging Markets Fund
Preferred Stocks	10,160,465	—	—	(10,160,465)	—	—
RS Emerging Markets Small Cap Fund
Common Stocks	—	—	—	(288,499)	288,499	—
RS Global Fund
Common Stocks	276,803	(594,690)	594,690	(276,803)	—	—
Preferred Stocks	73,212	—	—	(73,212)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at September 30, 2014.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	$(106,313)
RS Low Duration Bond Fund	Financial Futures Contracts	(1,440)
RS Strategic Income Fund	Forward Foreign Currency Contracts	12,920
	Financial Futures Contracts	(67,653)
	Written Call Option Contracts	(34,999)
	Written Put Option Contracts	(42,188)

RS Strategic Income Fund used forward foreign currency contracts to hedge currency risk associated with the Fund’s foreign currency-denominated investments and to manage foreign currency exposure. The Fund also used exchange-traded options on Treasury futures to manage interest rate exposure and for income. RS Strategic Income Fund, RS Investment Quality Bond Fund and RS Low Duration Bond Fund used exchange-traded futures to manage interest rate exposure.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders files on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 21, 2014

By:	/s/ Shelly Chu
Shelly Chu, Treasurer (Principal Financial Officer)

Date:	November 21, 2014